UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2007 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Schedule of Portfolio Investments

First Quadrant Tax-Managed Equity Fund - 1/31/2007

	Shares		Value
Security Description
Common Stocks - 97.0%
Consumer Discretionary - 15.0%
Autozone, Inc.*	7,600		$954,788
EchoStar Communications Corp*	68,000		2,743,120
J.C. Penney Co., Inc.	38,600		3,135,864
Pantry, Inc., The*	11,000	[2]	536,910
Service Corp. International	38,000		404,700
Shaw Communications, Inc.	48,600		1,722,870
Starbucks Corp.*	12,000	[2]	419,280
Target Corp.	47,200		2,896,192
Walt Disney Co., The	35,000		1,230,950
Total Consumer Discretionary			14,044,674
Consumer Staples - 13.6%
Archer-Daniels-Midland Co.	85,000		2,720,000
Energizer Holdings, Inc.*	36,000	[2]	3,068,280
Kroger Co.	112,800		2,887,680
Loews Corp. - Carolina Group	40,200	[2]	2,755,308
Seaboard Corp.	300		578,100
Smithfield Foods, Inc.*	29,000	[2]	761,540
Total Consumer Staples			12,770,908
Energy - 4.0%
Occidental Petroleum Corp.	3,200		148,352
Tesoro Corp.	39,900	[2]	3,287,361
Valero Energy Corp.	6,200		336,536
Total Energy			3,772,249
Financials - 19.6%
Bank of America Corp.	5,000		262,900
Bear, Stearns & Co., Inc.	17,000		2,802,450
Centennial Bank Holdings, Inc.*	10,400		92,144
Chubb Corp.	1,600		83,264
CIT Group, Inc.	7,200		424,512
Fannie Mae Co.	49,400		2,792,582
Goldman Sachs Group, Inc.	17,400		3,691,584
Intervest Bancshares Corp.*	6,800		206,380
JPMorgan Chase & Co.	13,400		682,462
Lehman Brothers Holdings, Inc.	25,600		2,105,344
Loews Corp.	4,000		173,840
MGIC Investment Corp.	8,800		543,136
National City Corp.	14,074	[2]	532,701
PMI Group, Inc.	6,400		306,048
R&G Financial Corp.	18,200		136,864
Radian Group, Inc.	32,200	[2]	1,939,084
Safeco Corp.	18,000		1,152,180
Wachovia Corp.	7,894		446,011
Total Financials			18,373,486
Health Care - 14.5%
Aetna, Inc.	65,600		2,765,696
AmerisourceBergen Corp.	57,200		2,996,136
Amgen, Inc.*	28,000		1,970,360
CIGNA Corp.	2,800		370,720
Forest Laboratories, Inc.*	28,000	[2]	1,571,080
Kinetic Concepts, Inc.*	64,800	[2]	3,187,512
Magellan Health Services, Inc.*	2,600	[2]	106,106
Mylan Laboratories, Inc.	24,600	[2]	544,644
SurModics, Inc.*	1,800		64,728
Total Health Care			13,576,982
Industrials - 10.3%
Cummins, Inc.	4,600		618,976
Dun & Bradstreet Corp.*	31,800		2,703,000
Eaton Corp.	7,000		548,450
FedEx Corp.	18,000		1,987,200
Parker Hannifin Corp.	18,000		1,489,680
Reliance Steel & Aluminum Co.	40,800	[2]	1,698,912
UAL Corp.*	14,200	[2]	613,440
Total Industrials			9,659,658
Information Technology - 6.6%
Google, Inc.*	4,800		2,406,240
International Business Machines Corp.	10,200		1,011,330
Microsoft Corp.	53,400		1,647,924
NCR Corp.*	23,600		1,118,404
Total Information Technology			6,183,898
Materials - 3.4%
Phelps Dodge Corp.	25,800		3,188,880
Telecommunication Services - 5.1%
Centurytel, Inc.	47,400	[2]	2,125,416
Qwest Communications International*	322,800	[2]	2,630,820
Total Telecommunication Services			4,756,236
Utilities - 4.9%
Energen Corp.	35,600		1,647,582
Mirant Corp.*	84,600		2,891,628
Total Utilities			4,539,210
Total Common Stocks (cost $73,608,663)			90,866,181
Other Investment Companies - 21.0% [1]
Bank of New York Institutional Cash Reserves Fund, 5.31% [3]	18,085,667		18,085,667
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	1,555,557		1,555,557
Total Other Investment Companies (cost $19,641,224)			19,641,224
Total Investments - 118.0% (cost $93,249,887)			110,507,405
Other Assets, less Liabilities - (18.0)%			(16,889,102)
Net Assets - 100%			$93,618,303

Schedule of Portfolio Investments

FQ US Equity Fund - 1/31/2007
	Shares		Value
Security Description
Common Stocks - 98.0%
Consumer Discretionary - 8.3%
American Eagle Outfitters, Inc.	28,200	[2]	$913,116
Autozone, Inc.*	5,000		628,150
EchoStar Communications Corp.*	38,400	[2]	1,549,056
Idearc, Inc.*	3,555	[2]	115,253
J.C. Penney Co., Inc.	28,600		2,323,464
Marriott International, Inc.	9,800	[2]	471,772
NTL, Inc.	2,600	[2]	70,850
Pantry, Inc., The*	7,800	[2]	380,718
Starbucks Corp.*	3,200	[2]	111,808
Target Corp.	6,800		417,248
Total Consumer Discretionary			6,981,435
Consumer Staples - 7.2%
Anheuser-Busch Co., Inc.	34,800		1,773,756
Del Monte Foods Co.	11,600		132,936
Kroger Co.	99,400		2,544,640
Loews Corp.-Carolina Group	21,000	[2]	1,439,340
Parlux Fragrances, Inc.*	17,000		98,770
PepsiAmericas, Inc.	2,400		52,920
Total Consumer Staples			6,042,362
Energy - 7.2%
Anadarko Petroleum Corp.	2,800		122,500
ChevronTexaco Corp.	18,200	[2]	1,326,416
ConocoPhillips Co.	27,000		1,793,070
Helmerich & Payne Inc.	8,000		214,640
Hess Corp.	2,200	[2]	118,778
Marathon Oil Corp.	800		72,272
Patterson-UTI Energy, Inc.	3,400	[2]	82,110
Pride International, Inc.*	4,000		115,240
Tesoro Corp.	22,400		1,845,536
Valero Energy Corp.	7,400		401,672
Total Energy			6,092,234
Financials - 25.8%
American Home Mortgage Investment Corp.	15,200	[2]	531,088
Bank of America Corp.	65,974		3,468,913
Bear, Stearns & Co., Inc.	8,800		1,450,680
Central Pacific Financial Corp.	2,600	[2]	101,608
Chubb Corp.	12,200		634,888
Citigroup, Inc.	68,800		3,792,944
Corus Bankshares, Inc.	17,800	[2]	379,140
Fannie Mae Co.	9,800		553,994
Goldman Sachs Group, Inc.	16,600		3,521,856
Hartford Financial Services Group, Inc.	4,800		455,568
JPMorgan Chase & Co.	31,600		1,609,388
Lehman Brothers Holdings, Inc.	9,800	[2]	805,952
Loews Corp.	11,200		486,752
National City Corp.	8,600	[2]	325,510
PMI Group, Inc.	19,400		927,708
Radian Group, Inc.	16,000	[2]	963,520
Safeco Corp.	15,800		1,011,358
Washington Mutual, Inc.	14,400		642,096
Total Financials			21,662,963
Health Care - 12.6%
Aetna, Inc.	17,000		716,720
Amgen, Inc.*	37,400		2,631,838
Applera Corp - Applied Biosystems Group	2,800		97,328
Biogen Idec, Inc.*	8,200		396,388
CIGNA Corp.	600		79,440
Forest Laboratories, Inc.*	13,000	[2]	729,430
IMS Health, Inc.	7,400		213,564
Isis Pharmaceuticals, Inc.*	17,400		180,786
Kinetic Concepts, Inc.*	5,400	[2]	265,626
King Pharmaceuticals, Inc.*	32,400	[2]	578,664
Magellan Health Services, Inc.*	11,400	[2]	465,234
Merck & Co., Inc.	24,400		1,091,900
Mylan Laboratories, Inc.	48,400	[2]	1,071,576
Pfizer, Inc.	55,000		1,443,200
Sierra Health Services*	16,200	[2]	651,240
Total Health Care			10,612,934
Industrials - 12.3%
Continental Airlines, Inc.*	3,200	[2]	132,768
Cummins, Inc.	6,000		807,360
Eaton Corp.	10,800		846,180
Lennox International, Inc.	22,400	[2]	679,616
Masco Corp.	66,600	[2]	2,130,534
Northrop Grumman Corp.	21,000		1,489,740
PACCAR, Inc.	6,900		461,403
Parker Hannifin Corp.	15,000		1,241,400
Raytheon Co.	41,000		2,127,900
Reliance Steel & Aluminum Co.	7,600		316,464
Universal Forest Products, Inc.	2,600		127,140
Total Industrials			10,360,505
Information Technology - 8.8%
Applied Materials, Inc.	131,800		2,336,814
Avaya, Inc.*	11,600	[2]	148,828
Cisco Systems, Inc.*	19,800		526,482
Credence Systems Corp.*	16,000		77,920
Global Payments, Inc.	3,600		135,936
Google, Inc.*	3,000		1,503,900
Imation Corp.	2,400		104,424
Ingram Micro, Inc., Class A*	17,800		347,278
International Business Machines Corp.	10,000		991,500
Microsoft Corp.	2,200		67,892
NCR Corp.*	3,800		180,082
Oracle Corp.*	24,600	[2]	422,136
Paychex, Inc.	8,200		328,082
Sabre Holdings Corp.	8,000		258,480
Total Information Technology			7,429,754
Materials - 3.5%
Ashland, Inc.	8,200		570,310
Louisana-Pacific Corp.	10,400	[2]	238,264
Lyondell Chemical Co.	5,000	[2]	158,100
Nucor Corp.	5,600	[2]	361,424
Phelps Dodge Corp.	12,800		1,582,080
Total Materials			2,910,178
Telecommunication Services - 6.7%
Alltel Corp.	17,800		1,090,962
Centurytel, Inc.	25,200	[2]	1,129,968
Qwest Communications International*	123,600	[2]	1,007,340
Verizon Communications, Inc.	62,300		2,399,796
Total Telecommunication Services			5,628,066
Utilities - 5.6%
Alliant Energy Corp.	14,200		516,170
American Electric Power Co, Inc.	53,000		2,307,090
Dynegy, Inc.*	79,642		561,476
Energen Corp.	19,000		879,320
Mirant Corp.*	14,200		485,356
Total Utilities			4,749,412
Total Common Stocks (cost $69,353,130)			82,469,843
Other Investment Companies- 18.2%[1]
Bank of New York Institutional Cash Reserves Fund, 5.31%[3]	13,974,061		13,974,061
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	1,303,453		1,303,453
Total Other Investment Companies (cost $15,277,514)			15,277,514
Total Investments - 116.2% (cost $84,630,644)			97,747,357
Other Assets, less Liabilities - (16.2)%			(13,597,041)
Net Assets - 100%			$84,150,316

Managers AMG FQ Global Alternatives Fund
January 31, 2007
Statement of Net Assets (unaudited)
	Principal Amount	Value
Assets:
Investments in Securities - 93.7%
U.S. Government Obligations - 8.0%
USTN Discount Notes, 5.16%, 03/15/07 [9]	$2,000,000	$1,988,456

	Shares
Short-Term Investments - 85.7%
S&P 500 Depositary Receipts	30,000	$4,314,000
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	17,042,654	17,042,654

Total Investments in securities (cost $22,933,163)		21,356,654

Cash		567,937
Foreign currency (cost $27,386)		27,915
Receivable for investments sold		170,781
Receivable for Fund shares sold		1,090,407
Interest and other receivables		71,224
Receivable for variation margin on futures		108,886
Unrealized gains on forward foreign currency contracts		845,080
Prepaid expenses		30,157
Total assets		26,257,497
Liabilities:
Payable for Fund shares repurchased		1,741
Payable for investments purchases		167,494
Unrealized losses on forward foreign currency contracts		927,914
Payable for variation margin		150,498
Accrued expenses:
Investment advisory and management fees		29,440
Administrative fees		5,027
Distribution fees		5,694
Professional fees		7,426
Other		47,657
Total liabilities		1,342,891
Net Assets		$24,914,606
Net Assets Represent:
Paid-in capital		$25,124,136
Undistributed net investment income		19,845
Accumulated net realized loss from investments and futures contracts		(962,422)
Accumulated net realized loss from currency contracts		(22,236)
Net unrealized appreciation of investments, futures and foreign currency contracts		755,283
Net Assets		$24,914,606
Class A Shares - Net Assets		$23,657,977
Shares outstanding		2,392,403
Net asset value, offering and redemption price per share		$9.89
Public offering price per share based on a maximum sales charge of 5.75%
Class C Shares - Net Assets		$1,256,629
Shares outstanding		127,825
Net asset value, offering and redemption price per share		$9.83

Managers Fremont Global Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 68.1%
Consumer Discretionary - 8.9%
Accor SA (France)	2,979		$247,847
American Eagle Outfitters, Inc.	8,700	[2]	281,706
Aristocrat Leisure, Ltd. (Australia)	8,275		104,037
Autozone, Inc.*	1,600	[2]	201,008
Carphone Warehouse Group, The (United Kingdom)	48,870		297,858
Century Casinos, Inc.*	10,600		113,950
Coach, Inc.*	20,400		935,544
Comcast Corp., Special Class A*	21,880	[2]	950,905
Compagnie Generale des Etablissements Michelin (France)	1,650		151,507
Continental AG (Germany)	900	[2]	109,501
Ctrip.com International, Ltd. (China)	2,700		191,997
Debenhams PLC (United Kingdom)	47,516		155,536
EchoStar Communications Corp.*	12,000		484,080
EMI Group PLC (United Kingdom)	11,724		56,975
Focus Media Holdings Limited (Cayman Islands)*	2,000		165,320
Garmin, Ltd. (Cayman Islands)	7,500	[2]	376,650
Harley - Davidson, Inc.	13,000	[2]	887,510
Hyundai Motor Co. - Sponsored GDR (South Korea)(a)	1,200		42,120
Idearc, Inc.*	1,136	[2]	36,829
IMAX Corp. (Canada)*	13,500		52,515
J.C. Penney Co., Inc.	8,760		711,662
KarstadtQuelle AG (Germany)*	4,432	[2]	144,173
Kesa Electricals PLC (United Kingdom)	49,092		328,674
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	13,335		521,183
Lakes Gaming, Inc.*	9,000		77,040
Lowe’s Co., Inc.	41,900		1,412,448
Marriott International, Inc.	2,800		134,792
Nevada Gold & Casinos, Inc.*	9,000		25,110
News Corp., Inc., Class A	43,000		999,750
NTL, Inc.	1,200	[2]	32,700
Pantry, Inc., The*	2,200	[2]	107,382
Persimmon PLC (United Kingdom)	4,200		114,702
Peugeot SA (France)	2,690		177,230
Rakuten, Inc. (Japan)*	709		374,798
Renault SA (France)	5,700		708,289
Scopus Video Neworks, Ltd. (Israel)*	9,400		47,470
Sharp Corp. (Japan)	18,000		307,499
Starbucks Corp.*	23,800	[2]	831,572
SUZUKI MOTOR Corp. (Japan)	8,500		244,970
Swatch Group AG, The (Switzerland)	4,774		229,918

Managers Fremont Global Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Discretionary (continued)
Target Corp.	2,000		$122,720
Time Warner, Inc.	36,300	[2]	793,881
Toyota Motor Corp. (Japan)	7,500		493,663
Wyndham Worldwide Corp.*	14,816		462,259
Youbet.com, Inc.*	26,600		92,302
Total Consumer Discretionary			15,339,582
Consumer Staples - 4.8%
Aeon Co., Ltd. (Japan)	13,300		289,760
Anheuser-Busch Co., Inc.	11,000		560,670
Boots Group PLC (United Kingdom)	19,724		313,507
British American Tobacco PLC (United Kingdom)	1,500		45,669
CVS Corp.	31,590	[2]	1,063,004
Del Monte Foods Co.	4,200		48,132
Deutche Luftansa AG (Germany)	12,600		354,595
Fomento Economico Mexicano SA de CV (Mexico)	1,800		216,126
J Sainsbury PLC (United Kingdom)	40,900		349,455
Japan Tobacco, Inc. (Japan)	205		984,649
Kroger Co.	30,600		783,360
Loews Corp. - Carolina Group	6,400	[2]	438,656
Nestle SA, Registered (Switzerland)	1,030		378,461
Reckitt Benckiser PLC (United Kingdom)	8,352		403,218
Royal Numico NV (Netherlands)	6,915		367,248
Swedish Match AB (Sweden)	15,400		273,233
Tesco PLC (United Kingdom)	81,463		671,304
Walgreen Co.	17,000		770,100
Total Consumer Staples			8,311,147
Energy - 4.2%
Anadarko Petroleum Corp.	800		35,000
Baker Hughes, Inc.	4,770		329,273
ChevronTexaco Corp.	17,100	[2]	1,246,248
China Petroleum and Chemical Corp., Class H (Hong Kong)	314,000		262,231
ConocoPhillips Co.	17,310		1,149,557
Devon Energy Corp.	12,300	[2]	862,107
Eni S.p.A. (Italy)	14,900		480,238
Helmerich & Payne, Inc.	3,000		80,490
Hess Corp.	600		32,394
Marathon Oil Corp.	200		18,068
MOL Magyar Olaj - es Gazipari Rt. (Hungary)	1,970	[2]	202,263
OAO Gazprom - Sponsored ADR (Russia)	2,250		97,422
Patterson-UTI Energy, Inc.	1,400		33,810
PetroChina Co., Ltd. (China)	100,000		123,190

Managers Fremont Global Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy (continued)
Petroleo Brasileiro S.A. (Brazil)	5,300		$470,110
Pride International, Inc.*	1,000		28,810
Repsol YPF, S.A. (Spain)	6,200		204,509
Smith International, Inc.	11,100	[2]	440,448
SulphCo, Inc.*	12,100		54,087
Tesoro Corp.	7,600	[2]	626,164
Total SA (France)	5,900		401,034
Valero Energy Corp.	2,200		119,416
Total Energy			7,296,869
Financials - 18.0%
Admiral Group PLC (United Kingdom)	2,953		59,323
American Express Co.	15,400		896,588
American Home Mortgage Investment Corp.	4,600		160,724
American International Group, Inc.	23,940		1,638,693
Amvescap PLC (United Kingdom)	12,015		144,267
Aviva PLC (United Kingdom)	30,100		486,974
Bank of America Corp.	37,789		1,986,946
Barclays PLC (United Kingdom)	30,500		445,012
Bear, Stearns & Co., Inc.	2,800		461,580
Blackrock, Inc.	2,200	[2]	369,072
BNP Paribas SA (France)	5,000		559,989
Capital One Financial Corp.	10,442		839,537
Cash Systems, Inc.*	10,162		57,822
CB Richard Ellis Group, Inc.*	27,700		1,041,797
Central Pacific Financial Corp.	800	[2]	31,264
Chicago Mercantile Exchange Holdings, Inc.	1,750	[2]	985,775
Chubb Corp.	4,000		208,160
Citigroup, Inc.	35,000		1,929,550
Corus Bankshares, Inc.	5,400	[2]	115,020
Credit Agricole SA (France)	9,240		397,855
Credit Suisse Group (Switzerland)	6,600		468,036
Deutsche Boerse AG (Germany)	2,567		542,250
Erste Bank der oesterreichischen Sparkassen AG (Austria)	3,650		285,299
Fannie Mae Co.	3,000		169,590
Fondiaria-Sai SpA (Italy)	4,200		190,563
Fondiaria-Sai SpA - RNC (Italy)	600		20,080
Fortis (Belgium)	7,500		315,789
Franklin Resources, Inc.	7,700		917,147
Friends Provident PLC (United Kingdom)	33,360		142,677
Goldman Sachs Group, Inc.	4,600		975,936
Hartford Financial Services Group, Inc.	1,600		151,856

Managers Fremont Global Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
HBOS PLC (United Kingdom)	19,870		$434,858
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	21,500		234,818
ING Groep NV (Netherlands)	16,200		711,748
JPMorgan Chase & Co.	8,600		437,998
Julius Baer Holding AG (Switzerland)	1,697		204,183
KBC Bank & Insurance Group, Inc. (Belgium)	1,851		234,120
Kookmin Bank, Sponsored ADR (South Korea)*	2,900	[2]	230,637
Lehman Brothers Holdings, Inc.	15,600		1,282,944
Loews Corp.	3,000		130,380
Man Group PLC (United Kingdom)	40,281		424,892
Merrill Lynch & Co., Inc.	4,350		406,986
MGIC Investment Corp.	400		24,688
Mitsubishi Tokyo Financial Group, Inc. (Japan)	16		194,143
Moody’s Corp.	13,600		973,216
Morgan Stanley Co.	17,700		1,465,383
Muenchener Rueckversicherungs AG (Germany)	3,700		585,586
National City Corp.	3,400	[2]	128,690
Nomura Holdings, Inc. (Japan)	17,100		349,983
ORIX Corp. (Japan)	2,690		776,335
PMI Group, Inc.	6,200	[2]	296,484
Radian Group, Inc.	5,000	[2]	301,100
Royal Bank of Scotland Group PLC (United Kingdom)	15,900		640,503
Safeco Corp.	5,000		320,050
Shun TAK Holdings, Ltd. (Hong Kong)	184,000		247,903
Sino Land Company, Ltd. (Hong Kong)	67,401		152,173
Societe Generale (France)	2,730		484,619
Sumitomo Mitsui Financial Group, Inc. (Japan)	68		694,936
Sumitomo Realty & Development Co., Ltd. (Japan)	8,000		278,997
UBS AG (Switzerland)	3,300		207,443
Unibail (France)	560		141,447
Washington Mutual, Inc.	22,700		1,012,192
Total Financials			31,004,606
Health Care - 6.8%
Abbott Laboratories Co.	13,800		731,400
Aetna, Inc.	5,600		236,096
Amgen, Inc.*	22,200		1,562,213
AngioDynamics, Inc.*	6,700		176,880
Applera Corp. - Applied Biosystems Group	1,200		41,712
AstraZeneca PLC (United Kingdom)	3,800		212,746
Boston Scientific Corp.*	26,600	[2]	490,770
Cardica, Inc.*	4,000		20,040

Managers Fremont Global Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
Cepheid, Inc.*	8,600		$71,122
CIGNA Corp.	400		52,960
Conceptus, Inc.*	10,900		252,771
Eclipsys Corp.*	6,600		129,360
Eisai Co., Ltd. (Japan)	4,100		210,773
Elan Corp., PLC - Sponsored ADR (Ireland)*	15,500	[2]	192,975
Essilor International SA (France)	895		100,589
Forest Laboratories, Inc.*	4,200	[2]	235,662
Fresenius Medical Care AG (Germany)	711		95,418
Genentech, Inc.*	2,800		244,636
Gilead Sciences, Inc.*	14,400		926,208
GlaxoSmithKline PLC (United Kingdom)	3,500		94,507
Harvard Bioscience, Inc.*	11,200		59,360
ICON PLC (Ireland)*	2,600		96,980
IMS Health, Inc.	2,000		57,720
Isis Pharmaceuticals, Inc.*	5,800		60,262
Kinetic Concepts, Inc.*	1,800	[2]	88,542
King Pharmaceuticals, Inc.*	9,900	[2]	176,814
Magellan Health Services, Inc.*	3,400	[2]	138,754
McKesson Corp.	7,580		422,585
Medtronic, Inc.	16,400		876,580
Merck & Co., Inc.	7,800		349,050
Mylan Laboratories, Inc.	10,600	[2]	234,684
Nobel Biocare Holding AG (Switzerland)	930		308,545
NxStage Medical, Inc.*	4,300		38,313
Omnicell, Inc.*	9,100		188,552
Pfizer, Inc.	34,200		897,408
Phase Forward, Inc.*	2,900		39,266
Regeneration Technologies, Inc.*	24,700		142,025
Sanofi-Synthelabo SA (France)	4,800		422,996
Sierra Health Services, Inc.*	4,800	[2]	192,960
Stryker Corp.	4,200	[2]	260,148
UCB SA (Belgium)	1,405		93,211
UnitedHealth Group, Inc.	6,220		325,057
Vital Images, Inc.*	2,200		73,810
Total Health Care			11,622,460
Industrials - 8.0%
ABB Ltd. (Switzerland)	17,396		309,775
Air France - KLM (France)	6,200		279,613
ALSTOM (France)*	2,650		324,992
A.T. Cross Co., Class A*	6,800		59,500

Managers Fremont Global Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials (continued)
BAE Systems PLC (United Kingdom)	36,800		$303,315
Brambles, Ltd. (Australia)*	9,786		106,029
Buzzi Unicem S.p.A. (Italy)	9,100		258,803
Cathay Pacific Airways, Ltd. (Hong Kong)	39,000		100,898
Continental Airlines, Inc.*	1,000	[2]	41,490
Cummins, Inc.	1,800		242,208
Eaton Corp.	3,400		266,390
Emerson Electric Co.	6,960		312,991
European Aeronautic Defense and Space Co. (Netherlands)	8,400	[2]	280,788
Flow International Corp.*	11,600		135,488
General Electric Co.	43,200		1,557,360
Global Traffic Network, Inc.*	17,400		70,644
Honeywell International, Inc.	9,200		420,348
Lennox International, Inc.	7,000	[2]	212,380
Lockheed Martin Corp.	9,900		962,181
Masco Corp.	20,600	[2]	658,994
Mitsui O.S.K. Lines, Ltd. (Japan)	25,000		260,576
Northrop Grumman Corp.	8,800		624,272
PACCAR, Inc.	2,000		133,740
Parker Hannifin Corp.	4,600		380,696
PDG Environmental, Inc.*	28,500		19,380
Pitney Bowes, Inc.	14,600	[2]	698,902
Powell Industries, Inc.*	2,500		80,300
Raytheon Co.	12,800		664,320
Reliance Steel & Aluminum Co.	2,400		99,936
Rolls Royce Group PLC (United Kingdom)*	10,919		100,906
Ryanair Holdings PLC (Ireland)*	4,200	[2]	364,098
Safran SA (France)	7,514		179,230
SNC-Lavalin Group, Inc. (Canada)	6,600		193,996
Stanley, Inc.*	2,900		46,922
Sumitomo Heavy Industries, Ltd. (Japan)	31,000		323,806
Toll Holdings, Ltd. (Australia)	7,444		121,771
Tyco International, Ltd.	16,600		529,208
United Technologies Corp.	21,000		1,428,420
Universal Forest Products, Inc.	400		19,560
Vestas Wind Systems A/S (Denmark)*	4,100		182,205
Wright Express Corp. (France)	1,522		397,067
Total Industrials			13,753,498
Information Technology - 9.8%
Acacia Research Corp.*	3,900		52,884
Access Integrated Technologies, Inc.*	7,000		64,610

Managers Fremont Global Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Airspan Networks, Inc.*	21,700		$101,556
Anaren Microwave, Inc.*	3,200		52,800
Apple Computer, Inc.*	7,900		677,267
Applied Materials, Inc.	39,800		705,654
ARM Holdings PLC (United Kingdom)	82,511		197,693
ASML Holding N.V. (Netherlands)*	13,596		345,480
Astro-Med, Inc.	6,425		67,398
ATMI, Inc.*	11,900	[2]	397,936
AudioCodes, Ltd. (Israel)*	17,800		176,220
Avaya, Inc.*	3,000	[2]	38,490
Bottomline Technologies, Inc.*	4,100		53,833
CalAmp Corp.*	10,900		86,764
Cisco Systems, Inc.*	32,500		864,175
Cognizant Technology Solutions Corp.*	11,300		963,777
CommVault Systems, Inc.*	2,700		48,465
Credence Systems Corp.*	4,600		22,402
DivX, Inc.*	1,800		38,124
Double-Take Software, Inc.*	7,800		98,592
eCollege.com*	8,900		147,117
EDGAR Online, Inc.*	11,700		34,515
EMCORE Corp.*	25,500		104,040
Equinix, Inc.*	5,100	[2]	428,757
Exfo Electro-Optical Engineering, Inc. (Canada)*	30,500		204,045
FEI Co.*	12,800		322,048
First Data Corp.	20,760		516,094
Google, Inc.*	2,700		1,353,510
Guidance Software, Inc.*	600		8,682
HON HAI Precision Industry Co., Ltd. (Taiwan)	25,305		345,833
Identity Solutions, Inc.*	10,692		154,392
Iliad SA (France)	2,306		227,014
Infineon Technologies AG (Germany)*	19,496		279,557
Ingram Micro, Inc., Class A *	5,800		113,158
International Business Machines Corp.	7,750		768,413
Lam Research Corp.*	6,000	[2]	274,860
Leadis Technology, Inc.*	5,800		24,940
Lightbridge, Inc.*	7,400		118,770
Logitech International S.A. (Switzerland)*	14,498		415,104
NCI, Inc., Class A*	4,500		63,945
NCR Corp.*	1,000		47,390
Nintendo Co., Ltd. (Japan)	2,000		592,644
Occam Networks, Inc.*	8,200		143,418

Managers Fremont Global Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Omniture, Inc.*	5,700		$86,526
Online Resources Corp.*	11,900		121,142
Openwave Systems, Inc.*	9,900		87,318
OPNET Technologies, Inc.*	3,100		41,881
Optibase Ltd. (Israel)*	29,000		112,810
Oracle Corp.*	54,100		928,355
Paychex, Inc.	2,200		88,022
Pericom Semiconductor Corp.*	8,200		81,754
Photon Dynamics, Inc.*	11,700		132,093
PLX Technology, Inc.*	2,700		27,432
Power Integrations, Inc.*	8,200		185,976
Quanta Computer, Inc. (Taiwan)	—		3
Rae Systems, Inc.*	15,800		57,670
Research In Motion, Ltd. (Canada)*	3,400		434,452
Rudolph Technologies, Inc.*	4,600		71,898
Sabre Holdings Corp.	3,000		96,930
Samsung Electronics Co., Ltd., GDR, (South Korea)(a)*	700		215,242
Silicon Motion Technology Corp., ADR (Taiwan)*	2,600		47,918
Simpletech, Inc.*	10,400		113,776
SkillSoft PLC (Ireland)*	3,100		21,545
Softbank Corp. (Japan)	8,700		204,538
SRS Labs, Inc.*	17,300		170,751
Standard Microsystems Corp.*	3,200		89,280
Stratasys, Inc.*	2,700		87,048
SupportSoft, Inc.*	10,900		74,120
Symantec Corp.*	22,960	[2]	406,622
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	14,168	[2]	154,573
TeleCommunication Systems, Inc.*	17,700		67,437
Terayon Communication Systems, Inc.*	91,700		187,068
The Knot, Inc.*	1,200		36,204
WJ Communications, Inc.*	46,700		73,319
Xerox Corp.*	30,870		530,964
Total Information Technology			16,777,033
Materials - 3.2%
Ashland, Inc.	2,000		139,100
BASF AG (Germany)	4,500		435,028
Calgon Carbon Corp.*	21,600		135,432
Cameco Corp. (Canada)	5,300	[2]	202,089
Cemex SA de CV (Mexico)*	14,940		528,577
Compania Vale do Rio Doce - ADR (Brazil)	1,400	[2]	47,502
JFE Holdings, Inc. (Japan)	11,200		622,956

Managers Fremont Global Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Materials (continued)
Linde AG (Germany)	1,625		$174,946
Louisiana-Pacific Corp.	2,800	[2]	64,148
Mitsui Chemicals, Inc. (Japan)	27,000		219,004
Mittal Steel Co. NV (Netherlands)	7,379		348,950
Northern Technologies International Corp.*	7,750		58,900
Nucor Corp.	1,600	[2]	103,264
Phelps Dodge Corp.	4,000		494,400
POSCO, Sponsored ADR (South Korea)	4,200	[2]	370,356
Potash Corp. of Saskatchewan (Canada)	1,300		202,839
Salzgitter AG (Germany)	2,109		271,817
Symrise AG (Germany)*	3,894		102,520
Symyx Technologies, Inc.*	4,100		79,622
Syngenta AG (Switzerland)*	1,029		190,454
Wacker Chemie AG (Germany)*	1,836		297,895
Xstrata PLC (United Kingdom)	8,859		416,185
Total Materials			5,505,984
Telecommunication Services - 2.5%
Alltel Corp.	5,000		306,450
America Movil , S.A. de C.V. (Mexico)	15,600		692,016
Centurytel, Inc.	7,800	[2]	349,752
China Netcom Group Corp., (HK) Ltd. (Hong Kong)	116,000		290,205
Cogent Communications Group, Inc.*	5,200		109,200
InPhonic, Inc.*	7,700		106,876
Mobile Telesystems, Sponsored ADR (Russia)	4,100		222,056
Nippon Telegraph & Telephone Corp. (Japan)	43		215,137
Qwest Communications International, Inc.*	37,600	[2]	306,440
Rogers Communications, Inc. (Canada)	8,400		259,823
Telenor ASA (Norway)	10,600		216,302
Verizon Communications, Inc.	19,330		744,592
Vodaphone Group PLC (United Kingdom)	160,688		470,196
Total Telecommunication Services			4,289,045
Utilities - 1.9%
American Electric Power Co., Inc.	12,800		557,184
Dynegy, Inc., Class A*	23,823	[2]	167,952
E.ON AG (Germany)	3,400		463,949
Energen Corp.	5,800		268,424
Exelon Corp.	11,700		701,883
Mirant Corp.*	4,600		157,228
RWE AG (Germany)	3,370		352,883
Veolia Environnement (France)	7,280		512,290
Total Utilities			3,181,793
Total Common Stock (cost $93,760,850)			117,082,017

Managers Fremont Global Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Warrants - 0.3%
AU Optronics Corp. (Luxembourg)	146,400		$193,248
United Microelectronics Corp. (Taiwan)	505,828		317,154
Total Warrants (cost $536,217)			510,402
Other Investment Companies - 29.1%
Managers Global Bond Fund (cost $49,944,453)	2,383,005		50,043,115
Short-Term Investments - 11.9%[1]
Bank of New York Institutional Cash Reserves Fund, 5.31%[3]	16,461,428		16,461,428
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	3,992,130		3,992,130
Total Short-Term Investments (cost $20,453,558)			20,453,558
Total Investments - 109.4% (cost $164,695,078)			188,089,092
Other Assets, less Liabilities - (9.4)%			(16,121,440)
Net Assets - 100.0%			$171,967,652

Managers Small Cap Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 94.2%
Consumer Discretionary - 7.7%
Aaron Rents, Inc.	16,500	[2]	$487,080
Gaylord Entertainment Co., Class A*	16,500	[2]	911,790
Hibbett Sporting Goods, Inc.*	13,500		433,485
Iconix Brand Group, Inc.*	24,100		479,831
Monro Muffler Brake, Inc.	16,600		626,484
Orient-Express Hotels, Ltd.	20,900		995,885
Outdoor Channel Holdings, Inc.*	31,600		427,232
Pool Corp.	55,250	[2]	2,022,150
Williams Scotsman International, Inc.*	34,500		697,590
Total Consumer Discretionary			7,081,527
Consumer Staples - 4.4%
Central Garden & Pet Co.*	21,800		976,422
Herbalife Ltd.*	31,600		1,036,480
Inter Parfums, Inc.	23,700		472,104
Playtex Products, Inc.*	56,500		795,520
United Natural Foods, Inc.*	21,700	[2]	716,968
Total Consumer Staples			3,997,494
Energy - 6.3%
Arena Resources, Inc.*	6,300		268,443
Brigham Exploration Co.*	69,100		424,965
Cal Dive International, Inc.*	35,200		435,424
Denbury Resources, Inc.*	36,800		1,019,360
Hydril Co.*	7,600	[2]	601,160
Quicksilver Resources, Inc.*	19,350	[2]	767,421
TODCO Class A*	18,200	[2]	630,266
Universal Compression Holdings, Inc.*	26,700	[2]	1,613,747
Total Energy			5,760,786
Financials - 11.5%
Argonaut Group, Inc.*	26,500		888,810
Assured Guaranty, Ltd.	32,300		847,552
Bank of Florida Corp.*	16,400		324,228
Clayton Holdings, Inc.*	48,000		886,080
Cohen & Steers, Inc.	16,900	[2]	823,875
CVB Financial Corp.	40,745	[2]	509,313
Evercore Partners, Inc., Class A*	6,500		220,285
Investors Financial Services Corp.	25,600		1,197,312
Jefferies Group, Inc.	29,800		877,908
Markel Corp.*	2,325		1,127,858
Midwest Banc Holdings, Inc.	19,700		421,974
optionsXpress, Inc.	31,100	[2]	738,625

Managers Small Cap Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Primus Guaranty, Ltd.*	64,800		$767,880
PrivateBancorp, Inc.	9,700		362,683
Resource Capital Corp.	29,500		550,470
Total Financials			10,544,853
Health Care - 20.5%
Adeza Biomedical Corp.*	28,600		446,732
Advisory Board Co., The*	17,400		979,794
American Dental Partners, Inc.*	32,000		680,000
Animal Health International, Inc.*	27,500		342,375
AtriCure, Inc.*	32,800		344,400
BioMarin Pharmaceutical, Inc.*	51,500	[2]	975,410
Bio-Rad Laboratories, Inc.*	8,980		772,639
DaVita, Inc.*	21,950		1,198,470
DJ Orthopedics, Inc. *	18,000		745,200
Genesis HealthCare Corp.*	14,000		857,080
Haemonetics Corp.*	17,200		829,728
Idenix Pharmaceuticals, Inc.*	24,200		215,380
LCA-Vision, Inc.	11,300		437,536
Magellan Health Services, Inc.*	38,600		1,575,266
Matria Healthcare, Inc.*	26,000		718,380
MWI Veterinary Supply, Inc.*	23,500		769,860
Panacos Pharmaceuticals, Inc.*	78,300		306,153
Pediatrix Medical Group, Inc.*	21,300		1,119,102
Pharmion Corp.*	17,100		544,635
PolyMedica Corp.	19,095		764,564
Respironics, Inc.*	35,400		1,508,040
Stereotaxis, Inc.*	49,000		503,720
Symmetry Medical, Inc.*	34,200		471,276
Syneron Medical Ltd.*	28,700		706,020
VCA Antech, Inc.*	27,300	[2]	917,826
Total Health Care			18,729,586
Industrials - 22.5%
American Reprographics Co.*	25,000		783,000
Barrett Business Services, Inc.	19,700		433,400
Beacon Roofing Supply, Inc.*	47,050		980,522
Color Kinetics, Inc.*	18,000		363,780
Corporate Executive Board Co.	17,100	[2]	1,551,483
CoStar Group, Inc.*	18,200		863,954
Dionex Corp.*	12,500		742,750
FirstService Corp.*	23,300		585,296
Houston Wire & Cable Co. *	18,400		435,712

Managers Small Cap Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials (continued)
Huron Consulting Group, Inc.*	21,000		$1,088,850
Jackson Hewitt Tax Service, Inc.	31,100		1,137,327
Kenexa Corp.*	16,500		602,250
Mobile Mini, Inc.*	50,600		1,345,454
MTC Technologies, Inc.*	19,600		448,252
Nuco2, Inc.*	24,800		541,384
On Assignment, Inc.*	63,200		815,912
Orbital Sciences Corp.*	63,700	[2]	1,086,722
Pacer International, Inc.	15,200		473,632
Portfolio Recovery Associates, Inc.*	19,400		843,318
RBC Bearings, Inc.*	25,900		794,612
Resources Connection, Inc.*	38,000	[2]	1,193,200
Ritchie Bros. Auctioneers, Inc.	9,500		563,065
Si International, Inc.*	26,300		758,755
Stericycle, Inc.*	12,200		939,400
UTI Worldwide, Inc.	38,000	[2]	1,155,200
Total Industrials			20,527,230
Information Technology - 20.2%
Alliance Data Systems Corp.*	39,400	[2]	2,676,442
Alvarion, Ltd.*	68,400		443,916
Applied Micro Circuits Corp*	113,400		390,096
ATMI, Inc.*	12,200	[2]	407,968
Cognex Corp.	29,500		643,690
CPI International, Inc.*	33,600		528,192
CSG Systems International, Inc.*	16,900	[2]	423,852
DealerTrack Holdings, Inc.*	33,500		928,620
Euronet Worldwide, Inc.*	7,000		202,020
Global Payments, Inc.	40,300		1,521,728
Henry (Jack) & Associates, Inc.	51,500	[2]	1,099,010
J2 Global Communications, Inc.*	33,000	[2]	873,840
MICROS Systems, Inc.*	9,000	[2]	506,700
PDF Solutions, Inc.*	52,800		586,608
RADVision Ltd.*	30,300		591,759
Semtech Corp.*	55,700		763,090
Silicon Motion Technology Corp., ADR*	24,500		451,535
SiRF Technology Holdings, Inc.*	20,000	[2]	587,200
Sonic Solutions, Inc.*	27,400		502,790
Synaptics, Inc.*	16,000		432,960
THQ, Inc.*	7,000	[2]	212,100
Ultimate Software Group, Inc., The*	19,500		475,410
Varian Semiconductor Equipment Associates, Inc.*	7,600	[2]	312,740

Managers Small Cap Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Verint Systems, Inc.*	12,000		$396,600
ViaSat, Inc.*	26,500		873,705
Volterra Semiconductor Corp.*	24,900		328,182
Wright Express Corp.*	43,500		1,342,845
Total Information Technology			18,503,598
Telecommunication Services - 0.8%
General Communication, Inc., Class A*	17,900		276,734
NTELOS Holdings Corp.*	22,900		426,398
Total Telecommunication Services			703,132
Utilities - 0.3%
ITC Holdings Corp.	5,300		230,550
Total Common Stock (cost $61,404,927)			86,078,756
Other Investment Companies - 26.5%[1]
Bank of New York Institutional Cash Reserves Fund, 5.31%[3]	18,606,744		18,606,744
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	5,612,408		5,612,408
Total Other Investment Companies (cost $24,219,152)			24,219,152
Total Investments - 120.7% (cost $85,624,079)			110,297,908
Other Assets, less Liabilities - (20.7)%			(18,916,328)
Net Assets - 100.0%			$91,381,580

Managers Fremont Micro-Cap Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 91.9%
Consumer Discretionary - 4.3%
Century Casinos, Inc.*	376,700		$4,049,525
IMAX Corp.*	488,400		1,899,876
Lakes Gaming, Inc.*	319,400		2,734,064
Nevada Gold & Casinos, Inc.*	271,900		758,601
Youbet.com, Inc.*	956,000		3,317,320
Total Consumer Discretionary			12,759,386
Energy - 0.7%
Sulphco, Inc.*	440,800		1,970,376
Financials - 0.7%
Cash Systems, Inc.*	369,038		2,099,826
Health Care - 15.4%
AngioDynamics, Inc.*	232,500		6,138,000
Cardica, Inc.*	93,900		470,439
Cepheid, Inc.*	286,700		2,371,009
Conceptus, Inc.*	378,900		8,786,690
Eclipsys Corp.*	240,800		4,719,680
Harvard Bioscience, Inc.*	473,900		2,511,670
ICON PLC.*	86,500		3,226,450
NxStage Medical, Inc.*	148,000		1,318,680
Omnicell, Inc.*	323,900		6,711,208
Phase Forward, Inc.*	111,500		1,509,710
Regeneration Technologies, Inc.*	1,017,000		5,847,750
Vital Images, Inc.*	63,200		2,120,360
Total Health Care			45,731,646
Industrials - 4.9%
A.T. Cross Co., Class A*	240,500		2,104,375
Flow International Corp*	396,800		4,634,624
Global Traffic Network Inc *	634,900		2,577,694
PDG Environmental, Inc.*	951,600		647,088
Powell Industries, Inc.*	90,200		2,897,224
Stanley, Inc.*	97,400		1,575,932
Total Industrials			14,436,937
Information Technology - 60.0%
Acacia Research Corp.*	132,600		1,798,056
Access Integrated Technologies, Inc.*	236,900		2,186,587
Airspan Networks, Inc.*	755,900		3,537,612
Anaren Microwave, Inc.*	117,000		1,930,500
Astro-Med, Inc.	233,896		2,453,569
ATMI, Inc.*	411,500	²	13,760,560
AudioCodes, Ltd.*	646,600		6,401,340
Bottomline Technologies, Inc.*	88,000		1,155,440
CalAmp Corp.*	382,200		3,042,312
CommVault Systems, Inc.*	97,500		1,750,125
DivX, Inc.*	62,200		1,317,396
Double-Take Software, Inc.*	278,600		3,521,504
eCollege.com*	297,000		4,909,410
Edgar Online, Inc.*	455,000		1,342,250
EMCORE Corp.*	933,400		3,808,272
Equinix, Inc.*	178,800	²	15,031,716
Exfo Electro-Optical Engineering, Inc.*	1,119,200		7,487,448
FEI Co.*	457,800		11,518,248
Guidance Software, Inc.*	21,300		308,211
Identity Solutions, Inc.*	389,469		5,623,932
Leadis Technology, Inc.*	203,500		875,050
Lightbridge, Inc.*	274,500		4,405,725
NCI, Inc., Class A*	195,300		2,775,213
Occam Networks, Inc.*	299,300		5,234,757
Omniture, Inc.*	190,100		2,885,718
Online Resources Corp.*	398,499		4,056,720
Openwave Systems, Inc.*	365,300		3,221,946
OPNET Technologies, Inc.*	107,400		1,450,974

Managers Fremont Micro-Cap Fund
January 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Information Technology - 60.0% (continued)
Optibase Ltd.* [8]	1,088,200		$4,233,098
Pericom Semiconductor Corp.*	284,600		2,837,462
Photon Dynamics, Inc.*	408,000		4,606,320
PLX Technology, Inc.*	90,400		918,464
Power Integrations, Inc.*	296,100		6,715,548
Rae Systems, Inc.*	552,200		2,015,530
Rudolph Technologies, Inc.*	151,700		2,371,071
Scopus Video Neworks, Ltd.*	359,000		1,812,950
Silicon Motion Technology Corp., ADR*	96,300		1,774,809
Simpletech, Inc.*	381,100		4,169,234
SkillSoft PLC*	107,500		747,125
SRS Labs, Inc.*	624,349		6,162,325
Standard Microsystems Corp.*	113,000		3,152,700
Stratasys, Inc.*	91,000		2,933,840
SupportSoft, Inc.*	381,600		2,594,880
TeleCommunication Systems, Inc.*	616,400		2,348,484
Terayon Communication Systems, Inc.*	3,306,300		6,744,852
The Knot, Inc.*	45,075		1,359,913
WJ Communications, Inc.*	1,688,000		2,650,160
Total Information Technology			177,939,356
Materials - 3.3%
Calgon Carbon Corp.*	782,300		4,905,021
Northern Technologies International Corp.* [8]	282,350		2,145,860
Symyx Technologies, Inc.*	139,600		2,711,032
Total Materials			9,761,913
Telecommunication Services - 2.6%
Cogent Communications Group, Inc.*	182,800		3,838,800
InPhonic, Inc.*	275,300		3,821,164
Total Telecommunication Services			7,659,964
Total Common Stocks (cost $228,716,077)			272,359,404
Other Investment Companies - 14.0% [1]
Bank of New York Institutional Cash Reserve Fund, 5.31% [3]	18,884,785		18,884,785
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	19,803,164		19,803,164
Vanguard Prime Money Market Fund, Institutional Class Shares, 5.25%	2,886,984		2,886,984
Total Other Investment Companies (cost $41,574,933)			41,574,933
Total Investments - 105.9% (cost $270,291,010)			313,934,337
Other Assets, less Liabilities - (5.9)%			(17,454,918)
Net Assets - 100%			$296,479,419

Managers Fremont Institutional Micro-Cap Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 56.6%
Consumer Discretionary - 2.5%
Century Casinos, Inc.*	173,400		$1,864,050
IMAX Corp.*	248,500		966,665
Lakes Gaming, Inc.*	148,400		1,270,304
Nevada Gold & Casinos, Inc.*	135,600		378,324
Youbet.com, Inc.*	485,400		1,684,338
Total Consumer Discretionary			6,163,681
Energy - 0.4%
SulphCo, Inc.*	227,000		1,014,690
Financials - 0.5%
Cash Systems, Inc.*	200,350		1,139,992
Health Care - 9.4%
AngioDynamics, Inc.*	118,000		3,115,200
Cardica, Inc.*	48,300		241,983
Cepheid, Inc.*	146,700		1,213,209
Conceptus, Inc.*	193,700		4,491,902
Eclipsys Corp.*	123,200		2,414,720
Harvard Bioscience, Inc.*	243,711		1,291,668
ICON PLC.*	44,500		1,659,850
NxStage Medical, Inc.*	76,100		678,051
Omnicell, Inc.*	163,600		3,389,792
Phase Forward, Inc.*	57,000		771,780
Regeneration Technologies, Inc.*	522,900		3,006,675
Vital Images, Inc.*	32,300		1,083,665
Total Health Care			23,358,495
Industrials - 3.1%
A.T. Cross Co., Class A*	122,900		1,075,375
Flow International Corp*	184,200		2,151,456
Global Traffic Network Inc *	459,700		1,866,382
PDG Environmental, Inc.*	601,000		408,680
Powell Industries, Inc.*	46,100		1,480,732
Stanley, Inc.*	49,700		804,146
Total Industrials			7,786,771
Information Technology - 36.8%
Acacia Research Corp.*	68,100		923,436
Access Integrated Technologies, Inc.*	121,700		1,123,291
Airspan Networks, Inc.*	387,700		1,814,436
Anaren Microwave, Inc.*	60,100		991,650
Astro-Med, Inc.	118,708		1,245,247
ATMI, Inc.*	207,700	²	6,945,488
AudioCodes, Ltd.*	327,700		3,244,230
Bottomline Technologies, Inc.*	102,000		1,339,260
CalAmp Corp.*	184,400		1,467,824
CommVault Systems, Inc.*	46,300		831,085
DivX, Inc.*	32,100		679,878
Double-Take Software, Inc.*	142,400		1,799,936
eCollege.com*	152,400		2,519,172
Edgar Online, Inc.*	233,700		689,415
EMCORE Corp.*	473,200		1,930,656
Equinix, Inc.*	90,200	²	7,583,114
Exfo Electro-Optical Engineering, Inc.*	567,700		3,797,913
FEI Co.*	234,800		5,907,568
Guidance Software, Inc.*	10,900		157,723
Identity Solutions, Inc.*	199,996		2,887,942
Leadis Technology, Inc.*	107,200		460,960
Lightbridge, Inc.*	141,000		2,263,050
NCI, Inc., Class A*	100,300		1,425,263
Occam Networks, Inc.*	152,000		2,658,480
Omniture, Inc.*	97,600		1,481,568
Online Resources Corp.*	204,400		2,080,792
Openwave Systems, Inc.*	187,600		1,654,632
OPNET Technologies, Inc.*	55,000		743,050
Optibase Ltd.*	556,200		2,163,618

Managers Fremont Institutional Micro-Cap Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 36.8% (continued)
Pericom Semiconductor Corp*	145,300		$1,448,641
Photon Dynamics, Inc.*	181,300		2,046,877
PLX Technology, Inc.*	47,600		483,616
Power Integrations, Inc.*	152,200		3,451,896
Rae Systems, Inc.*	284,200		1,037,330
Rudolph Technologies, Inc.*	78,200		1,222,266
Scopus Video Neworks, Ltd.*	166,254		839,583
Silicon Motion Technology Corp., ADR*	49,700		915,971
Simpletech, Inc.*	195,700		2,140,958
SkillSoft PLC*	55,100		382,945
SRS Labs, Inc.*	319,100		3,149,517
Standard Microsystems Corp.*	57,900		1,615,410
Stratasys, Inc.*	46,700		1,505,608
SupportSoft, Inc.*	236,900		1,610,920
TeleCommunication Systems, Inc.*	300,300		1,144,143
Terayon Communication Systems, Inc.*	1,677,600		3,422,304
The Knot, Inc.*	23,100		696,927
WJ Communications, Inc.*	868,600		1,363,702
Total Information Technology			91,289,291
Materials - 2.3%
Calgon Carbon Corp.*	402,000		2,520,540
Northern Technologies International Corp.* [8]	238,100		1,809,560
Symyx Technologies, Inc.*	71,800		1,394,356
Total Materials			5,724,456
Telecommunication Services - 1.6%
Cogent Communications Group, Inc.*	92,800		1,948,800
InPhonic, Inc.*	151,200		2,098,656
Total Telecommunication Services			4,047,456
Total Common Stocks (cost $110,799,504)			140,524,832
Other Investment Companies - 34.8%
iShares Russell 2000 Growth Index Fund	976,500	²	78,334,830
iShares Russell 2000 Index Fund	100,000	²	7,937,000
Total Other Investment Companies (cost $84,483,293)			86,271,830
Short-Term Investments - 21.4%
Other Investment Companies - 21.4%[1]
Bank of New York Institutional Cash Reserve Fund, 5.31% [3]	37,825,578		37,825,578
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	5,378,164		5,378,164
Vanguard Prime Money Market Fund, Institutional Class Shares, 5.25%	9,755,510		9,755,510
Total Other Investment Companies (cost $52,959,252)			52,959,252
Total Investments - 112.8% (cost $248,242,049)			279,755,914
Other Assets, less Liabilities - (12.8)%			(31,796,229)
Net Assets - 100%			$247,959,685

Managers Real Estate Securities Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
REITs - 97.2%
Apartments - 18.9%
Apartment Investment & Management Co.	14,620	$915,651
BRE Properties, Inc.	12,210	847,496
Archstone-Smith Trust	22,720	1,436,131
AvalonBay Communities, Inc.	10,610	1,574,100
Essex Property Trust, Inc.	8,250	1,190,805
Total Apartments		5,964,183
Diversified - 16.9%
Brookfield Properties Corp.	28,010	1,303,585
Cousins Properties, Inc.	9,940	389,052
Douglas Emmett, Inc.	13,930	381,125
Maguire Properties, Inc.	5,260	228,547
SL Green Realty Corp.	8,440	1,237,135
Spirit Finance Corp	26,923	337,076
Vornado Realty Trust	11,850	1,449,848
Total Diversified		5,326,368
Finance - 1.2%
Highwoods Properties, Inc.	8,940	390,678
Health Care - 2.8%
Nationwide Health Properties, Inc.	9,770	325,536
Ventas, Inc.	11,770	544,362
Total Health Care		869,898
Hotel - 6.4%
Diamondrock Hospitality Co.	14,710	277,284
Host Marriott Corp.	51,103	1,352,696
Sunstone Hotel Investors, Inc.	14,020	396,626
Total Hotel		2,026,606
Industrial - 5.0%
ProLogis	24,380	1,584,700
Mall - 10.4%
General Growth Properties, Inc.	15,472	951,837
Simon Property Group, Inc.	20,160	2,306,102
Total Mall		3,257,939
Office - 7.5%
Alexandria Real Estate Equities, Inc.	9,970	1,080,349
Boston Properties, Inc.	10,060	1,268,465
Total Office		2,348,814
Office/Industrial - 7.3%
Equity Office Properties Trust	19,800	1,099,890
Kilroy Realty Corp.	7,100	616,564
Liberty Property Trust	11,050	571,727
Total Office/Industrial		2,288,181
Self Storage - 3.0%
Public Storage, Inc.	8,720	948,387

Managers Real Estate Securities Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Shopping Center - 14.5%
Acadia Realty Trust	9,600	$246,624
Federal Realty Investment Trust	8,410	785,662
Kimco Realty Corp.	27,463	1,362,165
Macerich Co., The	9,650	921,864
Regency Centers Corp.	7,990	695,929
Taubman Centers, Inc.	9,600	559,392
Total Shopping Center		4,571,636
Specialty - 3.3%
American Campus Communities, Inc.	8,650	275,676
Digital Realty Trust, Inc	9,080	326,335
Realty Income Corp.	15,430	444,075
Total Specialty		1,046,086
Total REITs (cost $22,273,919)		30,623,476
Other Investment Companies - 3.1%[1]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18% (cost $977,936)	977,936	977,936
Total Other Investment Companies (cost $977,936)		977,936
Total Investments - 100.3% (cost $23,251,855)		31,601,414
Other Assets, less Liabilities - (0.3)%		(109,392)
Net Assets - 100%		$31,492,021

Managers Fremont Bond Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 41.0%
Asset-Backed Securities - 12.7%
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09)[4]		$1,389,484		$1,367,341
Amortizing Residential Collateral Trust, 5.610%, 07/25/32, (02/25/07)[4]		77,398		77,649
Argent Securities, Inc., 5.370%, 09/25/36, (02/25/07)[4]		1,136,551		1,137,330
Arkle Master Issuer PLC, Series 2006-1A, Class 1A, 5.300%, 11/19/07, (02/17/07) (a)[4]		5,800,000		5,800,908
Asset Backed Funding Corp., Series 2006-OPT3 A3A, 5.380%, 11/25/36, (02/25/07)[4]		2,307,307		2,308,918
Asset Backed Securities Corp. Home Equity, Series 2006-HE7, 5.370%, 11/25/36, (02/25/07)[4]		2,136,692		2,138,020
Banc of America Funding Corp., 4.114%, 05/25/35[5]		1,730,082		1,688,942
Bear Stearns Adjustable Rate Mortgage Trust, 5.056%, 04/25/33[5]		1,101,746		1,102,106
Bear Stearns Adjustable Rate Mortgage Trust, 5.625%, 02/25/33[5]		245,339		244,423
Bear Stearns Adjustable Rate Mortgage Trust, 6.342%, 11/25/30[5]		79,657		79,653
Bear Stearns Alt-A Trust, 5.343%, 05/25/35[5]		2,629,808		2,628,580
Bear Stearns Asset-Backed Securities, Inc., 5.400%, 10/25/36, (02/25/07)[4]		1,526,060		1,526,298
Bear Stearns Mortgage Funding Trust, 5.390%, 02/25/37, (02/25/07)[4]		4,200,000		4,203,291
Capital One Auto Financial Trust, 5.340%, 12/14/07		1,541,292		1,542,588
Chase Credit Card Master Trust, 5.430%, 02/15/11, (02/15/07)[4]		3,600,000		3,609,953
Citigroup Commercial Mortgage Trust, 2004-FI2 A1, 5.390%, 11/15/36, (02/15/07) (a)[4]		3,010,283		3,012,189
Citigroup Mortgage Loan Trust, Inc., 2006-WFH4, 5.370%, 11/25/36, (02/25/07)[4]		1,521,376		1,522,322
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A, 4.700%, 12/25/35, (07/25/10)[4]		709,131		697,942
Countrywide Alternative Loan Trust, 5.500%, 01/25/46[5]		2,100,000		2,102,429
Countrywide Alternative Loan Trust, 5.500%, 02/20/47, (02/20/07)[4]		2,272,093		2,268,769
Countrywide Home Loans, Inc., Asset Backed Certificates, 5.250%, 02/20/36, (09/20/10)[4]		755,487		747,912
Countrywide Home Loans, Inc., Asset-Backed Certificates, 5.370%, 05/25/37, (02/25/07)[4]		1,940,491		1,941,527
Credit Suisse First Boston Mortgage Securities Corp., 5.540%, 11/15/19, (02/15/07) (a)[4]		1,782,949		1,784,057
Daimler Chrysler Auto Trust, 5.329%, 12/08/07 (a)		1,286,892		1,287,912
EMC Mortgage Loan Trust, Class A, 5.690%, 05/25/40, (02/25/07) (a)[4]		1,657,636		1,662,898
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 5.370%, 11/25/36, (02/25/07)[4]		3,518,600		3,520,789

Managers Fremont Bond Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Asset-Backed Securities (continued)
Fremont Home Loan Trust, 5.410%, 01/25/36, (02/25/07)[4]		53,408		$53,443
Fremont Home Loan Trust, 5.410%, 01/25/37, (02/25/07)[4]		$1,895,512		1,896,528
Goldman Sachs Mortgage Securities Corp., Series 2006-HE7, Class A2A, 5.360%, 11/25/46, (02/25/07)[4]		3,980,455		3,982,610
Greenpoint Mortgage Funding Trust, 5.400%, 01/25/47, (02/25/07)[4]		2,492,293		2,493,851
Greenpoint Mortgage Funding Trust, 5.400%, 10/25/46, (02/25/07)[4]		2,861,278		2,863,947
HSI Asset Securitization Corp. Trust, 5.370%, 12/25/36, (02/25/07)[4]		1,461,387		1,458,875
Hyundai Auto Receivables Trust, 5.348%, 11/15/07		3,080,468		3,082,322
Impac Secured Assets Corp., 5.400%, 01/25/37, (02/25/07)[4]		2,213,713		2,213,607
IndyMac Index Mortgage Loan Trust, 5.410%, 11/25/46, (02/25/07)[4]		2,012,347		2,013,605
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 5.187%. 01/25/36[5]		3,794,271		3,776,032
IndyMac Residential Asset Backed Trust, 5.380%, 01/25/37, (02/25/07)[4]		1,846,723		1,846,723
JP Morgan Acquisition Corp., Class A, 5.370%, 08/25/36, (02/25/07)[4]		1,166,910		1,167,636
Lehman Brothers Commercial Mortgage Trust, 5.400%, 09/15/21, (02/15/07) (a)[4]		1,774,967		1,776,069
Lehman XS Trust, 5.390%, 05/25/46, (02/25/07)[4]		1,259,083		1,259,639
Lehman XS Trust, 5.400%, 11/25/46, (02/25/07)[4]		3,608,127		3,610,079
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.600%, 10/25/34, (02/25/07)[4]		492,634		493,136
Morgan Stanley ABS Capital I, Inc., 5.360%, 10/25/36, (02/25/07)[4]		1,285,420		1,285,219
Morgan Stanley ABS Capital I, Inc., 5.370%, 10/25/36, (02/25/07)[4]		1,209,549		1,210,390
Morgan Stanley IXIS Real Estate Capital Trust, 5.370%, 11/25/36, (02/25/07)[4]		2,375,810		2,377,119
Nelnet Student Loan Trust, 5.337%, 09/25/12, (03/25/07)[4]		1,900,000		1,900,000
Option One Mortgage Loan Trust, 5.370%, 01/25/37, (02/25/07)[4]		2,800,000		2,802,192
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 5.580%, 09/25/35, (02/25/07)[4]		4,094,338		4,105,013
Prime Mortgage Trust, 5.720%, 02/25/19, (02/25/07)[4]		112,205		112,418
Prime Mortgage Trust, 5.720%, 02/25/34, (02/25/07)[4]		516,418		518,135
Prudential Home Mortgage Securities, 7.000%, 06/25/08		28,112		28,023
Residential Asset Mortgage Products, Inc., 5.390%, 11/25/36, (02/25/07)[4]		6,111,471		6,115,275
Residential Asset Securities Corp., Class 1A1, 5.390%, 11/25/36, (02/25/07)[4]		5,386,225		5,389,155
Residential Asset Securities Corp., Class AI1, 5.390%, 11/25/36, (02/25/07)[4]		2,963,756		2,965,826
Saxon Asset Securities Trust, 5.380%, 11/25/36, (02/25/07)[4]		1,480,936		1,481,858
Securitized Asset Backed Receivables LLC Trust, 5.380%, 12/25/36, (02/25/07)[4]		3,600,000		3,602,254

Managers Fremont Bond Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Asset-Backed Securities (continued)
Structured Asset Mortgage Investments Inc., 5.650%, 09/19/32, (02/19/07)[4]		$857,871		$859,246
Structured Asset Securities Corp., 5.335%, 10/25/35 (a)[5]		3,021,978		3,008,616
Structured Asset Securities Corp., 5.370%, 10/25/36, (02/25/07)[4]		3,104,455		3,106,386
Structured Asset Securities Corp., 5.420%, 07/25/35, (02/25/07)[4]		834,795		835,475
Structured Asset Securities Corp., 5.610%, 01/25/33, (02/25/07)[4]		77,557		77,803
Structured Asset Securities Corp., 7.249%, 01/25/32[5]		71,747		71,519
Thornburg Mortgage Securities Trust, 5.430%, 12/25/36, (02/25/07)[4]		2,337,854		2,336,926
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23		160,506		159,167
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11		1,855,415		1,908,067
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10		38,162		39,740
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A Class A1, 5.410%, 09/15/21, (02/15/07) (a)[4]		8,287,854		8,292,995
Washington Mutual Mortgage Pass-through Certificates, 5.864%, 11/25/42, (02/25/07)[4]		666,290		667,924
Washington Mutual MSC Mortgage Pass-Through Certificates, 6.822%, 02/25/31, (02/25/07)[4]		158,392		157,992
Washington Mutual, Series 2005-AR13, Class A1A1, 5.610%, 10/25/45, (02/25/07)[4]		731,992		733,359
Wells Fargo Home Equity Trust, 5.440%, 12/25/35, (02/25/07) (a)[4]		2,834,479		2,836,567
Wells Fargo Mortgage Backed Securities Trust, 5.140%, 03/25/36[5]		3,154,569		3,110,809
Total Asset-Backed Securities				146,088,316
Finance - 24.3%
American Express Bank, FSB, 5.320%, 10/16/08, (02/16/07)[4]		3,100,000		3,101,519
American Express Bank, FSB, 5.380%, 10/20/09, (02/20/07)[4]		2,300,000		2,301,803
American Express Centurion Bank, 5.320%, 05/07/08, (03/07/07)[4]		2,200,000		2,201,104
American Express Credit Corp., 5.380%, 11/09/09, (03/09/07)[4]		2,400,000		2,401,783
American General Finance Corp., 5.406%, 03/23/07, (03/23/07)[4]		600,000		600,094
American International Group, 5.050%, 10/01/15		400,000		388,466
American International Group, Inc., 5.370%, 06/15/09, (02/16/07) (a)[4]		3,100,000		3,129,200
ANZ National Bank, Ltd., 5.400%, 08/07/09, (05/08/07) (a)[4]		2,500,000		2,499,680
ASIF Global Financing Corp., 5.400%, 05/03/07 (a)[5]		1,900,000		1,900,657
Bank of America Corp., 5.375%, 06/19/09, (03/19/07)[4]		10,500,000		10,513,104
Bank of America Corp., 6.000%,10/15/36		900,000		913,100
Bank of Ireland, 5.375%, 12/19/08, (03/19/07)[4]		4,200,000		4,202,285
Bank of Ireland, 5.400%, 01/15/10, (04/16/07)[4]		7,400,000		7,402,575
Bear, Stearns Co, Inc., 5.454%, 03/30/09, (03/30/07)[4]		2,400,000		2,404,176
Bear, Stearns Co., 5.465%, 08/21/09, (02/21/07)[4]		4,800,000		4,808,539
Bear, Stearns Co., Inc., 5.660%, 01/30/09, (04/30/07)[4]		2,700,000		2,715,668
BNP Paribas, 5.260%, 07/03/08, (03/05/07)[4]		9,800,000		9,799,089

Managers Fremont Bond Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Finance (continued)
BNP Paribas, 5.263, 05/28/08, (02/28/07)[4]		$1,900,000		$1,900,464
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)[5,6]		1,500,000		1,495,686
Calyon NY, 5.340%, 01/16/09, (04/16/07)[4]		3,500,000		3,501,362
China Development Bank, 5.000%, 10/15/15		300,000		290,444
CIT Group, Inc., 5.493%, 08/17/09, (02/20/07)[4]		2,400,000		2,404,258
CIT Group, Inc., 5.510%, 01/30/09, (04/30/07)[4]		5,400,000		5,413,133
CIT Group, Inc., 5.640%, 07/28/11, (04/30/07)[4]		2,600,000		2,607,706
Citigroup Global Markets Holdings, Inc., 5.461%, 03/17/09, (03/19/07) (a)[4]		2,200,000		2,203,298
Citigroup, Inc., 5.343%, 12/28/08, (03/08/07)[4]		400,000		400,135
Citigroup, Inc., 5.392%, 12/28/09, (03/28/07)[4]		300,000		300,199
Citigroup, Inc., 5.400%, 01/30/09, (04/30/07)[4]		3,400,000		3,403,172
Citigroup, Inc., 5.406%, 12/26/08, (03/27/07)[4]		6,200,000		6,207,285
Citigroup, Inc., 6.125%, 08/25/36		4,900,000		5,049,651
DNB NOR Bank ASA, 5.430%, 10/13/09, (04/13/07) (a)[4]		13,100,000		13,105,974
Ford Motor Credit Comp., 7.875%, 06/15/10		2,000,000		2,030,846
GAZ Capital, 6.212%, 11/22/16 (a)		400,000		395,600
General Electric Capital Corp., 5.390%, 10/26/09, (04/26/07)[4]		6,000,000		6,002,664
General Electric Capital Corp., 5.400%, 01/05/09, (04/05/07)[4]		2,500,000		2,502,888
General Electric Capital Corp., 5.430%, 01/20/10, (04/20/07)[4]		3,900,000		3,908,529
General Electric Capital Corp., 5.460%, 10/21/10, (04/23/07)[4]		5,000,000		5,013,045
General Motors Acceptance Corp., 6.000%, 12/15/11		400,000		394,527
General Motors Acceptance Corp., 6.225%, 03/20/07, (02/20/07)[4]		700,000		700,245
Goldman Sachs Group, Inc., 5.406%, 12/23/08, (03/23/07)[4]		100,000		100,057
Goldman Sachs Group, Inc., 5.455%, 11/16/09, (02/16/07)[4]		1,300,000		1,301,547
Goldman Sachs Group, Inc., 5.455%, 12/22/08, (03/22/07)[4]		8,800,000		8,815,629
Goldman Sachs Group, Inc., 5.456%, 06/23/09, (03/23/07)[4]		4,300,000		4,305,887
HBOS PLC, 5.920%, 09/01/49 (a)[5,6]		400,000		391,865
HBOS Treasury Services PLC, 5.400%, 07/17/09, (04/17/07) (a)[4]		3,600,000		3,605,152
HSBC Bank USA, N.A., 5.435%, 09/12/07, (03/21/07)[4]		5,100,000		5,104,978
HSBC Finance Corp., 5.420%, 10/21/09, (04/23/07)[4]		1,600,000		1,601,685
HSBC Finance Corp., 5.490%, 09/15/08, (03/15/07)[4]		5,900,000		5,917,765
HSBC Holdings PLC, 6.500%, 05/02/36		800,000		856,471
ICICI Bank, Ltd., 5.900%, 01/12/10, (04/12/07) (a)[4]		3,400,000		3,413,253
JP Morgan Chase & Co., 5.370%, 06/26/09, (02/26/07)[4]		1,800,000	[2]	1,801,931
JP Morgan Chase Capital XX, 6.550%, 09/29/36		400,000		410,050
KBC Bank Fund Trust II, 6.875%, 06/30/49[5,6]		€1,900,000		2,605,148
Lehman Brothers Holdings, Inc., 5.415%, 12/23/08, (03/23/07)[4]		200,000		200,113
Lehman Brothers Holdings, Inc., 5.450%, 04/03/09, (04/03/07)[4]		4,700,000		4,708,126
Lehman Brothers Holdings, Inc., 5.475%, 11/16/09, (02/16/07)[4]		1,200,000		1,201,120
Lehman Brothers Holdings, Inc., 5.580%, 07/18/11, (04/18/07)[4]		1,700,000		1,707,737

Managers Fremont Bond Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Finance (continued)
Lehman Brothers Holdings, Inc., 5.450%, 10/22/08, (04/23/07)[4]		$3,900,000		$3,907,129
Lloyds TSB Capital 1, L.P., 7.375%, 02/07/49[5,6]		€1,800,000		2,631,789
Merrill Lynch & Co., Inc., 5.400%, 10/23/08, (04/23/07)[4]		4,300,000		4,303,014
Merrill Lynch & Co., Inc., 5.450%, 12/04/09, (03/04/07)[4]		2,100,000	[2]	2,101,676
Merrill Lynch & Co., Inc., 5.464%, 08/14/09, (02/14/07)[4]		2,200,000		2,202,699
Merrill Lynch & Co., Inc., 5.685%, 07/25/11		3,000,000		3,012,474
Metlife, Inc., 6.400%, 12/15/36		800,000		804,175
Mitsubishi Ufj Financial Group, Inc., 6.346%, 07/29/49[5,6]		400,000		404,148
Morgan Stanley & Co, Inc., 5.470%, 02/09/09, (05/09/07)[4]		1,400,000		1,403,125
Morgan Stanley & Co., Inc., 5.360%, 11/21/08, (02/21/07)[4]		1,800,000		1,801,026
Morgan Stanley & Co., Inc., 5.470%, 01/15/10, (05/09/07)[4]		4,600,000	[2]	4,604,034
Nordea Bank Finland PLC, 5.263%, 03/31/08, (02/28/07)[4]		1,800,000		1,799,977
Nordea Bank Finland PLC, 5.307%, 05/28/08, (02/28/07)[4]		1,800,000		1,800,794
Resona Bank Ltd., 5.850%, 04/15/49 (a)[5,6]		500,000		486,882
Royal Bank of Canada, 5.265%, 06/30/08, (02/28/07)[4]		4,900,000		4,901,215
Royal Bank of Scotland Group PLC, 5.260%, 07/03/08, (03/05/07)[4]		6,300,000		6,299,414
Royal Bank of Scotland Group PLC, 5.410%, 07/21/08, (04/23/07) (a)[4]		1,800,000		1,801,903
Royal Bank of Scotland Group PLC, 9.118%, 03/31/49[6]		1,000,000	[2]	1,102,598
Santander U.S. Floater, 5.425%, 09/19/08, (03/21/07) (a)[4]		11,600,000		11,620,693
Skandinavia Enskilda Bank, 5.270%, 10/03/07, (03/05/07)[4]		7,000,000		7,000,280
Skandinavia Enskilda Bank, 5.273%, 07/06/07, (03/06/07)[4]		3,100,000		3,100,753
SMFG Preferred Capital, Ltd., 6.078%, 01/29/49 (a)[5,6]		1,100,000		1,093,759
Societe Generale N.A., 5.258%, 06/11/07, (03/09/07)[4]		1,900,000		1,899,886
Societe Generale N.A., 5.269%, 06/30/08, (02/28/07)[4]		7,100,000		7,102,144
Societe Generale N.A., 5.269%, 06/30/08, (02/28/07)[4]		2,000,000		2,000,568
Unicredito Italiano N.A., 5.350%, 05/06/08, (05/08/07)[4]		800,000		800,061
Unicredito Italiano, 5.370%, 05/29/08		2,300,000		2,300,872
Unicredito Luxembourg Finance SA, 5.425%, 10/24/08, (04/24/07) (a)[4]		10,900,000		10,905,853
USB Capital IX, 6.189%, 03/29/49[5,6]		300,000		306,495
VTB Capital SA, 5.960%, 08/01/08, (02/01/07) (a)[4]		2,200,000		2,206,050
Wachovia Corp., 5.410%, 12/01/09, (03/01/07)[4]		4,500,000		4,503,785
Westpac Banking Corp., 5.280%, 06/06/08, (03/06/07)[4]		1,400,000		1,400,463
Total Finance				280,172,201
Industrials - 3.8%
AT&T, Inc., 4.214%, 06/05/07 (a)		3,100,000		3,107,387
BellSouth Corp., 5.474%, 08/15/08, (02/15/07)[4]		3,600,000		3,604,180
Codelco, Inc., 6.150%, 10/24/36 (a)		300,000		306,383
Comcast Corp., 5.875%, 02/15/18		600,000		598,351
Comcast Corp., 6.450%, 03/15/37		600,000		603,931

Managers Fremont Bond Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Industrials (continued)
COX Communications, Inc., 5.875%, 12/01/16 (a)		$400,000		$399,961
DaimlerChrysler NA Holding, 5.810%, 08/03/09, (05/03/07)[4]		2,200,000		2,206,571
General Electric Capital Corp., 5.560%, 01/08/16, (04/10/07)[4]		1,000,000		1,003,142
Heinz (H.J.) Co., 6.428%, 12/01/08 (a)		400,000		406,277
Home Depot, Inc., 5.250%, 12/16/13		300,000		297,218
Idearc Corp., Term B, 7.330% ,11/17/14		5,300,000		5,346,873
Peabody Energy Corp., 7.875%, 11/01/26		1,000,000		1,055,000
Pemex Project Funding Master Trust, 5.750%, 12/15/15		800,000		781,000
Pemex Project Funding Master Trust, 8.000%, 11/15/11		1,800,000	[2]	1,966,500
Pemex Project Funding Master Trust, 8.625%, 02/01/22		400,000		490,000
Petroleum Export Ltd. (Cayman), 5.265%, 06/15/11 (a)		266,804		258,957
Qwest Capital Funding, Inc., 7.250%, 02/15/11		1,813,000	[2]	1,867,390
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)		900,000		853,911
Sonat, Inc., 7.625, 07/15/11		1,300,000		1,365,000
Sprint Nextel Corp., 6.000%, 12/01/16		400,000		389,585
Telefonica Emisiones SAU, 5.665%, 06/19/09, (03/20/07)[4]		3,000,000		3,006,186
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		6,145,000	[2]	6,402,082
Time Warner, Inc., 5.500%, 11/15/11		300,000		299,574
Time Warner, Inc., 5.875%, 11/15/16		1,200,000		1,199,521
Vale Overseas Ltd., 6.250%, 01/23/17		500,000		503,750
Vale Overseas Ltd., 6.875%, 11/01/36		500,000		510,131
Wal-Mart Stores, Inc., 5.265%, 06/16/08, (03/16/07)[4]		5,100,000		5,101,010
Total Industrial				43,929,871
Utility - 0.2%
Transocean, Inc., 5.566%, 09/05/08, (03/05/07)[4]		2,200,000		2,202,743
Total Corporate Bonds (cost $469,404,159)				472,393,131
Foreign Government and Agency Obligations - 0.1%
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)		300,000		288,149
Province of Quebec, 5.000%, 12/01/38	$C	800,000		704,990
Total Foreign Government and Agency Obligations (cost $1,025,192)				993,139
U.S. Government and Agency Obligations - 40.9%
Federal Home Loan Bank - 0.1%[5,8]
FHLB, 0.000%, 02/05/07		700,000		700,000
Federal Home Loan Mortgage Corporation - 2.7%
FHLMC, 4.914%, 09/15/30, (02/15/07)[4]		85,897		86,243
FHLMC, 5.000%, 10/01/18 to 11/01/18		2,261,722		2,216,661
FHLMC, 5.620%, 05/15/36, (02/15/07)[4]		1,800,000		1,804,600
FHLMC, 6.000%, 02/01/16 to 09/01/16		369,114		373,848
FHLMC, 6.000%, TBA		2,000,000		2,008,124
FHLMC, 6.000%, TBA		2,000,000		2,007,500
FHLMC, 6.500%, 01/01/26 to 08/15/31		15,349,312		15,780,999

Managers Fremont Bond Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Federal Home Loan Mortgage Corporation (continued)
FHLMC, 7.000%, 11/15/20		$45,959		$45,886
FHLMC, 7.188%, 07/01/30, (06/01/07)[4]		4,629		4,746
FHLMC, 7.188%, 11/01/35, (09/01/09)[4]		5,025,611		4,983,112
FHLMC, 7.500%, 08/15/30		585,224		611,494
FHLMC Gold Pool, 4.500%, 02/01/14		353,719		345,325
FHLMC Structured Pass-Through Securities, 6.027%, 02/25/45, (02/25/07)[4]		388,396		387,929
Total Federal Home Loan Mortgage Corporation				30,656,467
Federal National Mortgage Association - 33.2%
FNMA, 3.500%, 07/01/11		531,635		505,525
FNMA, 4.000%, 05/01/14		454,018		436,520
FNMA, 4.500%, 05/01/21		177,729		170,634
FNMA, 4.614%, 09/01/35, (08/01/10)[4]		5,223,859		5,127,317
FNMA, 4.834%, 06/01/35, (06/01/10)[4]		7,798,080		7,739,476
FNMA, 5.000%, 05/01/14 to 10/01/35		76,574,475		74,620,715
FNMA, 5.000%, TBA		22,000,000		21,113,136
FNMA, 5.000%, TBA		8,000,000		7,677,504
FNMA, 5.380%, 12/25/36, (02/25/07)[4]		1,480,317		1,479,184
FNMA, 5.500%, 12/01/16 to 06/01/33		222,576,799		219,287,493
FNMA, 5.500%, TBA		6,500,000		6,394,655
FNMA, 5.500%, TBA		500,000		491,875
FNMA, 5.638%, 05/01/36, (02/01/07)[4]		1,432,468		1,444,108
FNMA, 5.645%, 05/01/36, (02/01/07)[4]		2,525,014		2,545,553
FNMA, 6.000%, 04/01/16 to 11/01/33		3,769,157		3,816,689
FNMA, 6.000%, TBA		9,000,000		9,030,942
FNMA, 6.000%, TBA		18,000,000		18,067,500
FNMA, 6.027%, 07/01/44, (02/01/07)[4]		789,336		795,617
FNMA, 7.200%, 05/25/23		1,184,205		1,236,090
FNMA, 7.500%, 02/25/08		52,082		52,315
FNMA, Series 2006-5, Class 3A2, 4.677%, 05/25/35[5]		500,000		492,441
FNMA Whole Loan, 6.500%, 12/25/42		491,725		498,817
Total Federal National Mortgage Association				383,024,106
Government National Mortgage Association - 1.2%
GNMA, 5.125%, 11/20/24 to 11/20/29, (01/01/08)[4]		650,073		659,137
GNMA, 5.375%, 03/20/24, (04/01/07)[4]		68,625		69,028
GNMA, 5.375%, 04/20/21, (07/01/07)[4]		13,010		13,102
GNMA, 5.750%, 08/20/25, (10/01/07)[4]		44,695		45,122
GNMA, 6.000%, TBA		3,000,000		3,029,064
GNMA, 6.500%, 06/20/28		1,460,382		1,492,461
GNMA, 6.750%, 10/16/40		7,737,106		8,289,555
Total Government National Mortgage Association				13,597,469

Managers Fremont Bond Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
United States Treasury Bonds - 3.7%
U.S. Treasury Bonds, 2.375%, 04/15/11 to 01/15/25		$12,261,316	[2]	$12,194,295
U.S. Treasury Bonds, 4.750%, 12/31/08		7,800,000	[2]	7,776,850
U.S. Treasury Bonds, 4.850%, 03/15/07		9,592,000		9,536,750
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/26		12,487,944	[2]	11,714,765
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28		1,121,301		1,350,379
Total United States Treasury Bonds				42,573,039
Total U.S. Government and Agency Obligations (cost $473,383,247)				470,551,081
Municipal Bonds - 0.5%
Badger Tobacco Asset Securitization Corp., 6.000%, 06/01/17		2,600,000		2,786,368
New York State Environmental Facilities Corp., State Clean Water & Drinking Residuals, Series 658, 6.450%, 06/15/23, (02/08/07)[4]		1,050,000		1,162,623
State of Texas, Transportation Commission-Mobility Fund, Series A, 4.750%, 04/01/35		1,200,000		1,216,128
Tobacco Settlement Funding Corp. NJ, 6.125%, 06/01/24		950,000		1,016,424
Truckee Meadows, NV Water Authority Revenue, Series A, 5.000%, 07/01/36[5]		67,000		77,118
Total Municipal Bonds (cost $5,802,223)				6,258,661
Municipal Funds - 1.0%
BlackRock MuniEnhanced Fund, Inc.		44,000		473,880
BlackRock MuniHoldings Florida Insured Fund		25,000		343,750
BlackRock MuniHoldings Insured Fund II, Inc.		51,900		672,624
BlackRock MuniVest Fund, Inc.		55,000	[2]	547,250
BlackRock MuniYield Fund, Inc.		55,000		854,700
BlackRock MuniYield Quality Fund II, Inc.		55,000		688,600
BlackRock MuniYield Quality Fund, Inc.		55,000		776,600
Dreyfus Municipal Income, Inc.		37,500		355,875
DWS Municipal Income Trust		55,000		621,500
MFS Municipal Income Trust		53,800	[2]	458,376
Nuveen Performance Plus Municipal Fund		55,000		832,150
Nuveen Premium Income Municipal Fund 2		55,000		777,700
Nuveen Premium Income Municipal Fund 4		55,000		711,150
Nuveen Quality Income Municipal Fund		55,000	[2]	817,850
Putnam Municipal Bond Fund		48,000		600,000
Van Kampen Advantage Municipal Income Trust II		61,796	[2]	839,190
Van Kampen Trust for Investment Grade Municipals		55,000	[2]	860,200
Western Asset Managed Municipals Fund, Inc.		55,000		611,600
Western Asset Municipal Partners Fund, Inc.		7,329		103,339
Total Municipal Funds (cost $11,532,262)				11,946,334
Preferred Stock - 0.5%
DG Funding Trust, 7.614%, (03/29/07) (a)[5] (cost $6,037,773)		573		6,045,150

Managers Fremont Bond Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Shares		Value
Rights - 0.0%#
United Mexican States Value Recovery Rights, Series E, Exp. June 2007 (cost $33,521)		11,950,000		$166,703

		Notional Amount
Options and Swaptions - 0.2%
3-Month Eurodollar (Put), $90.75, 09/17/07		2,645,000		6,613
3-Month Eurodollar (Put), $91.00, 06/18/07		3,195,000		7,988
3-Month Eurodollar (Put), $91.25, 06/18/07		3,155,000		7,888
3-Month Eurodollar (Put), $91.25, 09/17/07		1,215,000		3,038
3-Month Eurodollar (Put), $92.00, 03/19/07		2,277,500		5,694
3-Month Eurodollar (Put), $92.25, 03/19/07		1,247,500		3,119
3-Month USD-LIBOR-BBA (Call), 4.700%, 08/08/07		32,000,000		4,712
3-Month USD-LIBOR-BBA (Call), 4.750%, 07/02/07		23,000,000		10,922
3-Month USD-LIBOR-BBA (Call), 4.750%, 07/02/07		59,000,000		4,564
3-Month USD-LIBOR-BBA (Call), 4.800%, 08/08/07		28,000,000		24,674
3-Month USD-LIBOR-BBA (Call), 4.850%, 07/02/07		50,000,000		6,912
3-Month USD-LIBOR-BBA (Call), 4.900%, 07/02/07		70,000,000		61,608
3-Month USD-LIBOR-BBA (Call), 4.900%, 08/08/07		12,000,000		14,817
3-Month USD-LIBOR-BBA (Call), 4.900%, 08/08/07		54,000,000		19,188
3-Month USD-LIBOR-BBA (Call), 4.900%, 10/25/07		39,000,000		80,288
3-Month USD-LIBOR-BBA (Call), 5.000%, 02/01/08		77,500,000		282,645
3-Month USD-LIBOR-BBA (Call), 5.080%, 04/19/07		32,200,000		25,567
3-Month USD-LIBOR-BBA (Call), 5.200%, 05/09/07		58,100,000		108,240
3-Month USD-LIBOR-BBA (Call), 5.200%, 05/23/07		49,000,000		102,508
3-Month USD-LIBOR-BBA (Call), 5.250%, 06/07/07		9,000,000		25,065
3-Month USD-LIBOR-BBA (Call), 5.250%, 06/07/07		51,000,000		142,035
3-Month USD-LIBOR-BBA (Call), 5.250%, 07/02/07		134,000,000		425,048
3-Month USD-LIBOR-BBA (Call), 5.370%, 07/02/07		35,300,000		156,661
3-Month USD-LIBOR-BBA (Call), 5.500%, 06/30/07		49,000,000		295,861
6-Month EUR-EURIBOR-Telerate (Call), 3.960%, 07/02/07		9,000,000		5,150
6-Month EUR-EURIBOR-Telerate (Call), 3.960%, 07/02/07		20,000,000		11,443
6-Month EUR-EURIBOR-Telerate (Call), 3.960%, 07/02/07		29,000,000		16,593
6-Month EUR-EURIBOR-Telerate (Call), 4.100%, 07/02/07		20,000,000		27,136
6-Month GBP-LIBOR-BBA (Call), 5.058%, 06/15/07		7,000,000		996
6-Month GBP-LIBOR-BBA (Call), 5.080%, 06/15/07		2,900,000		473
6-Month GBP-LIBOR-BBA (Call), 5.080%, 06/15/07		4,400,000		717
Total Options and Swaptions (cost $4,042,820)				1,888,163

		Principal Amount
Short-Term Investments - 24.6%
Commercial Paper - 16.4%
Abbey National, N.A., Discount Notes, 5.230%, 03/07/07		$23,200,000		23,085,160
Bank of America Corp., Discount Notes, 5.230%, 03/09/07		21,500,000		21,386,695
Danske Corp., Discount Notes, 5.260%, 02/13/07		44,857,000		44,778,424
Societe Generale N.A., Discount Notes, 5.230%, 03/01/07		2,800,000		2,788,621

Managers Fremont Bond Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Commercial Paper (continued)
Total Fina Elf SA, Discount Notes, 5.260%, 02/01/07		$31,300,000		$31,300,000
Toyota Motors Credit Corp., Discount Notes, 5.230%, 02/23/07		31,700,000		31,598,560
UBS Finance (Delaware) LLC, Discount Notes, 5.160%, 04/24/07		600,000		588,612
UBS Finance (Delaware) LLC, Discount Notes, 5.230%, 03/08/07		1,000,000		994,910
UBS Finance (Delaware) LLC, Discount Notes, 5.240%, 06/12/07		33,200,000		32,804,588
Total Commercial Paper				189,325,570
Other Investment Companies - 8.2%[1]

		Shares
Bank of New York Institutional Cash Reserves Fund, 5.31%[3]		46,620,876		46,620,876
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%		47,451,525		47,451,525
Total Other Investment Companies				94,072,401
Total Short-Term Investments (cost $283,398,972)				283,397,971
Total Investments - 108.8% (cost $1,254,660,169)				1,253,640,333
Other Assets, less Liabilities - (8.8)%				(101,872,730)
Net Assets - 100.0%				$1,151,767,603

Managers California Intermediate Tax-Free Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 97.1%
Anaheim, CA Unified High School District, 4.500%, 08/01/20 (FSA Insured)	$250,000	$256,928
Bay Area Government Association CA Revenue, 5.000%, 08/01/20 (AMBAC Insured)	500,000	524,420
Bay Area Toll Authority of San Francisco, CA, Toll Bridge Revenue, Series F, 5.000%, 04/01/21	1,750,000	1,871,887
Bay Area Toll Authority, CA Toll Bridge Revenue, Series F, 5.000%, 04/01/19	1,000,000	1,074,390
California State Department Veteran Affairs, 4.400%, 12/01/21	400,000	399,848
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,108,700
California Infrastructure & Economic Development Bank Revenue, 5.000%, 10/01/20	455,000	483,187
California State Department of Water Resources, Central Valley Project Revenue, Water Systems Series Y, 5.250%, 12/01/18 (FGIC Insured)	1,000,000	1,076,100
California State Public Works Board, 5.000%, 01/01/21	250,000	264,153
California State Public Works Board, Lease Revenue Department of General Services - Teale Data Center B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	214,116
California State Refunding Bonds, 5.000%, 03/01/17	400,000	426,784
California State University Systemwide Revenue, Series C, 5.000%, 11/01/17 (MBIA Insured)	2,500,000	2,696,074
Campbell, CA Union High School District, 4.300%, 08/01/19 (FSA Insured)	270,000	273,799
Clovis, CA Unified School District, 5.000%, 08/01/21	540,000	580,964
Coast Community College District - CA, 5.000%, 08/01/16 (MBIA Insured)	250,000	270,838
Contra Costa, CA Water Authority, Water Treatment Revenue, Series A, 5.000%, 10/01/18 (FGIC Insured)	1,235,000	1,298,170
Contra Costa, CA Water District, Water Revenue Refunding, Series M, 5.000%, 10/01/16 (FSA Insured)	1,000,000	1,070,060
Contra Costa, CA Water District, Water Revenue, Series L, 5.000%, 10/01/19 (FSA Insured)	1,000,000	1,056,860
Cotati-Rohnert Park, CA Unified School District, 5.000%, 08/01/19 (FGIC Insured)	500,000	536,805
Desert Sands, CA University School District, 5.000%, 06/01/22	500,000	536,550
East Bay, CA MUD, Water Systems Revenue, 5.000%, 06/01/18 (FSA Insured)	340,000	360,172
East Bay, CA Municipal Utility District, 4.750%, 06/01/20	1,300,000	1,347,307
Eastern Municipal Water District, Water & Sewer Revenue, Certificates of Participation, 5.000%, 07/01/17 (MBIA Insured)	100,000	108,334

Managers California Intermediate Tax-Free Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (continued)
Eastern Municipal Water District, Water & Sewer Revenue, Certificates of Participation, Series A, 5.000%, 07/01/21	$330,000	$353,506
El Camino Community College District of CA, 5.000%, 08/01/21	3,000,000	3,227,580
El Monte, CA City School District, Election of 2004, Series A, 5.000%, 05/01/19 (FGIC Insured)	225,000	241,137
Fremont, CA Unified High School District of Santa Clara County, 5.000%, 09/01/20 (FGIC Insured)	400,000	428,776
Fremont, CA Unified School District of Alameda County, Election of 2002, Series B, 4.500%, 08/01/20 (FSA Insured)	365,000	375,114
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19	1,000,000	1,110,420
Kern, CA High School District, 5.000%, 08/01/21	1,100,000	1,182,544
Lincoln, CA Unified School District - San Joaquin County Election of 2004, 4.500%, 08/01/19 (FGIC Insured)	150,000	154,713
Lodi, CA Unified School District, 5.000%, 08/01/18 (MBIA Insured)	500,000	526,015
Long Beach, CA Harbor Revenue Refunding - Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	714,957
Los Angeles, CA Series A, 5.000%, 09/01/18 (MBIA Insured)	2,000,000	2,128,800
Los Angeles, CA Series A, 5.000%, 09/01/18 (MBIA Insured)	500,000	529,090
Los Angeles County, CA Metropolitan Transportation Authority, Sales Tax Revenue Series B, 5.000%, 07/01/19 (MBIA Insured)	250,000	265,155
Los Angeles County, CA Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/17 (FSA Insured)	1,400,000	1,486,912
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	320,613
Los Angeles, CA Community College, Series B, 5.000%, 08/01/18 (FSA Insured)	300,000	318,228
Los Angeles, CA Department of Water & Power, Waterworks Revenue, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	552,871
Los Angeles, CA Unified School District, 5.000%, 07/01/20	800,000	858,920
Los Angeles, CA, Harbor Department Revenue, Series B, 5.000%, 08/01/20 (MBIA Insured)	275,000	298,370
Los Osos, CA Community Service, Wastewater Assessment District No. 1, 5.000%, 09/02/17 (MBIA Insured)	1,000,000	1,060,070
Metropolitan Water District of Southern California, Waterworks Revenue, Series A, 4.125%, 03/01/19	325,000	326,654
Moorpark, CA Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	419,874
Murrieta Valley, CA, Unified School District, Election of 2002, Series B, 4.125%, 09/01/20 (FSA Insured)	345,000	343,040
Nevada Joint Union High School District Series A, 5.000%, 08/01/19 (FSA Insured)	400,000	421,148
Newark, CA Union School District, 4.000%, 08/01/19 (MBIA Insured)	150,000	148,112

Managers California Intermediate Tax-Free Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (continued)
North Orange County, CA Community College District, 5.000%, 08/01/19 (MBIA Insured)	$340,000	$365,027
Novato, CA Unified School District, 5.000%, 08/01/21	465,000	498,378
Novato, CA Unified School District, 5.000%, 08/01/20	1,385,000	1,487,795
Oakland, CA Sewer Revenue, Series A, 5.000%, 06/15/17 (FSA Insured)	150,000	160,166
Perris, CA Union High School District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	322,032
Redwood City, CA School District, 5.000%, 07/15/19 (FGIC Insured)	500,000	526,235
Riverside, CA Community College District, 5.000%, 08/01/21	250,000	266,363
Riverside, CA Unified School District, Election of 2001, Series B, 4.250%, 08/01/21 (MBIA Insured)	300,000	302,097
Sacramento County, CA Sanitation Districts Financing Authority, 4.750%, 12/01/20 (FGIC Insured)	500,000	524,205
San Diego, CA Unified School District, Election of 1998, Series E, 5.250%, 07/01/17 (FSA Insured)	1,615,000	1,756,780
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	500,000	533,215
San Francisco, CA Bay Area Rapid Transit Financing Authority, 4.140%, 07/01/21	300,000	293,448
San Jose, CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	525,505
San Jose-Evergreen, CA Community College District, 2010 Crossover Series C, 5.250%, 09/01/16 (AMBAC Insured)	500,000	545,930
San Jose-Evergreen, CA Community College District, Series A, 5.000%, 09/01/19 (AMBAC Insured)	1,500,000	1,600,155
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/17 (FGIC Insured)	490,000	523,310
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	695,407
Santa Clarita, CA Community College District, 5.000%, 08/01/2020	350,000	374,983
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	730,000	772,639
Southwestern Community College, 5.000%, 08/01/18	600,000	652,308
State of California, 5.000%, 10/01/17	1,200,000	1,292,280
State of California, 5.000%, 09/01/21	2,000,000	2,128,220
University of California Revenues, Series F, 4.750%, 05/15/20 (FSA insured)	200,000	208,224
Yosemite, CA, Community College District, Election of 2004, Series A, 5.000%, 08/01/19 (FGIC Insured)	1,475,000	1,583,575
Total Municipal Bonds (cost $52,820,523)		53,567,342

Managers California Intermediate Tax-Free Fund
January 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Other Investment Companies - 0.9%[1]
Fidelity California AMT Tax-Free Money Market Fund, 3.200% (cost $514,723)	514,723	$514,723
Total Investments - 98.0% (cost $53,335,246)		54,082,065
Other Assets, less Liabilities - 2.0%		1,099,645
Net Assets - 100.0%		$55,181,710

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report. At January 31, 2007 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
FQ Tax-Managed U.S. Equity	$93,249,887	$17,428,375	($170,857)	$17,257,518
FQ U.S. Equity	84,630,644	13,690,315	(573,602)	13,116,713
FQ Global Alternatives	22,933,163	412,250	(303)	(411,947)
Fremont Global	164,969,694	24,390,758	(1,271,360)	23,119,398
Small Cap	85,822,400	26,586,865	(2,111,357)	24,475,508
Fremont Micro-Cap	272,616,219	58,979,821	(17,661,703)	(41,318,118)
Fremont Institutional Micro-Cap	249,354,082	36,777,402	(6,375,570)	(30,401,832)
Real Estate Securities	23,347,754	8,349,566	(95,906)	8,253,660
Fremont Bond	1,250,626,893	8,308,610	(7,183,333)	1,125,277
California Intermediate Tax-Free	53,335,246	780,659	(33,840)	746,819

*	Non-income-producing security.

#	Rounds to less than 0.1%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2007, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$257,362	0.1%
Fremont Bond	101,383,891	8.8%

[1]	Yield shown for an investment company represents its January 31, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of January 31, 2007, amounting to:

Fund	Market Value	% of Net Assets
FQ Tax-Managed U.S. Equity	$17,746,215	19.0%
FQ U.S. Equity	13,740,208	16.3%
Fremont Global	16,107,852	9.4%
Small Cap	18,417,865	20.2%
Fremont Micro-Cap	18,619,293	6.3%
Fremont Institutional Micro-Cap	37,135,292	15.0%
Fremont Bond	45,937,853	4.0%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Floating Rate Security. The rate listed is as of January 31, 2007. Date in parenthesis represents the security’s next coupon rate reset.

[5]	Variable Rate Security. The rate listed is as of January 31, 2007 and is periodically reset subject to terms and conditions set forth in the debenture.

[6]	Perpetuity Bond. The date shown is the final call date.

[7]	Affiliated Company - See Note 8.

[8]	Zero coupon security.

[9]

Security held as collateral for futures contracts, amounting to a market value of $9,536,750, or 0.8% and $1,988,456, or 8.0% of net assets for the Managers Fremont Bond Fund and Managers AMG FQ Global Alternatives Fund, respectively.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.	REIT: Real Estate Investment Trust
FNMA: Federal National Mortgage Association	TBA: To Be Announced
FHLB: Federal Home Loan Bank	FGIC: Financial Guaranty Insurance Corp.
FSA: FSA Capital, Inc.	MBIA: Municipal Bond Investor Assurance Corp.
MUD: Municipal Utility District	AMBAC: American Municipal Bond Assurance Corp.
USD: United States Dollar	GBP: British Pound
EUR: Euro	LIBOR: London Inter-Bank Offered Rate

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

$C: Canadian Dollar	€: Euro

Notes to Schedules of Portfolio Investments (continued)

(8) Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions as of January 31, 2007 with companies which are or were affiliates are as follows:

Managers Fremont Micro-Cap Fund

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value	% of Ownership of Affiliate
Optibase Ltd.	—	$22,442	—	$4,233,098	8.1%
Northern Technologies International Corp.	$191,276	—	—	2,145,860	7.7%

Totals	$191,276	$22,442	—	$6,378,958	2.2%*

Managers Fremont Institutional Micro-Cap Fund

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value	% of Ownership of Affiliate
Northern Technologies International Corp.	$282,221	$31,551	—	$1,809,560	6.5%

Totals	$282,221	$31,551	—	$1,809,560	0.7	%*

*	As a percentage of the net assets.

(9) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At January 31, 2007, the underlying values for open foreign currency contracts were as follows:

Managers AMG FQ Global Alternatives Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Australian Dollar	Short	03/20/07	$(1,628,765)	$(1,645,039)	$16,274
Canadian Dollar	Short	03/20/07	(10,636,616)	(10,880,635)	244,019
Swiss Franc	Short	03/20/07	(13,321,515)	(13,429,862)	108,347
Euro	Short	03/20/07	(6,569,687)	(6,616,180)	46,493
Pound Sterling	Short	03/20/07	(7,502,564)	(7,503,573)	1,009
Japanese Yen	Short	03/20/07	(9,639,586)	(9,759,895)	120,309
New Zealand Dollar	Short	03/20/07	(2,817,082)	(2,827,021)	9,939
Swedish Krona	Short	03/20/07	(8,858,552)	(9,016,723)	158,171
Australian Dollar	Long	03/20/07	13,826,671	13,936,180	(109,509)
Canadian Dollar	Long	03/20/07	6,722,341	6,734,873	(12,532)
Swiss Franc	Long	03/20/07	5,288,238	5,403,393	(115,155)
Euro	Long	03/20/07	6,530,504	6,574,875	(44,371)
Pound Sterling	Long	03/20/07	5,107,794	5,106,177	1,617
Japanese Yen	Long	03/20/07	15,640,145	16,173,185	(533,040)
New Zealand Dollar	Long	03/20/07	11,859,228	11,844,937	14,291
Swedish Krona	Long	03/20/07	5,323,788	5,312,484	11,304

Total			$9,324,342	$9,407,176	$(82,834)

Managers Fremont Global Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Euro	Long	02/01/07- 02/05/07	$65,175	$64,910	$265
Japanese Yen	Short	02/05/07	(20,559)	(20,432)	(127)
Japanese Yen	Long	02/01/07- 02/02/07	150,718	149,244	1,474
Pound Sterling	Short	02/02/07- 02/05/07	(29,477)	(29,432)	(45)
Pound Sterling	Long	02/01/07	13,050	13,011	39
Swiss Franc	Short	02/01/07	(12,295)	(12,221)	(74)
Swiss Franc	Long	02/01/07- 02/05/07	169,773	168,964	809

			$336,385	$334,044	$2,341

Managers Fremont Bond Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Australian Dollar	Long	02/21/07	$1,576,364	$1,590,911	$(14,547)
Brazilian Real	Long	05/03/07- 06/04/07	10,063,162	9,879,169	183,993
Canadian Dollar	Short	02/22/07	(1,891,002)	(1,892,782)	1,780
Canadian Dollar	Long	02/22/07	1,425,054	1,420,187	4,867
Chilean Peso	Long	05/08/07	482,597	499,424	(16,827)
Chinese Yuan Renminbi	Long	03/19/07- 11/21/07	3,584,447	3,589,900	(5,453)
Euro	Short	02/27/07	(9,613,103)	(9,574,849)	(38,254)
Indian Rupee	Long	03/20/07	286,301	273,879	12,422
Japanese Yen	Short	02/15/07	(29,564,543)	(29,456,685)	(107,858)
Japanese Yen	Long	02/01/07- 02/15/07	24,014,307	24,725,777	(711,470)
Mexican Nuevo Peso	Long	04/18/07	1,693,887	1,709,765	(15,878)
Philippine Peso	Long	03/30/07	1,220,493	1,219,256	1,237
Polish Zloty	Long	04/18/07	517,995	518,806	(811)
Pound Sterling	Short	02/22/07	(1,990,226)	(1,961,971)	(28,255)
Russian Ruble	Long	03/15/07- 12/07/07	4,180,536	4,194,043	(13,507)
Singapore Dollar	Long	03/21/07- 07/03/07	3,528,315	3,526,781	1,534
South African Rand	Long	05/16/07- 06/13/07	48,472	49,263	(791)
South Korean Won	Long	02/26/07- 05/25/07	2,712,957	2,714,843	(1,886)
New Taiwan Dollar	Long	02/26/07	567,408	577,084	(9,676)
New Zealand Dollar	Long	02/21/07	409,489	412,277	(2,788)

			$13,252,910	$14,015,078	$(762,168)

(10) Futures Contracts Held or Issued for Purposes other than Trading

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of January 31, 2007:

Managers AMG FQ Global Alternatives Fund

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
10 Year Bond	AUD	105	Short	03/15/07	$77,438
SPI 200 Index	AUD	15	Short	03/15/07	(11,807)
10 Year Bond	CAD	153	Short	03/21/07	198,301
S&P/ TSE 60 Index	CAD	4	Short	03/21/07	(4,776)
CAC40 10 Index	EUR	12	Short	02/16/07	(6,360)
Amsterdam Index	EUR	14	Long	02/16/07	(25,871)
DAX Index	EUR	9	Long	03/16/07	84,845
IBEX 35 Index	EUR	29	Short	02/16/07	(68,640)
Euro Bond	EUR	29	Short	03/12/07	148,567
S&P/MIB Index	EUR	1	Long	03/16/07	7,527
Gilt	GBP	70	Long	03/28/07	(122,133)
FTSE 100 Index	GBP	22	Short	03/16/07	(5,081)
Heng Seng Index	HKD	17	Long	02/27/07	(67,070)
10 Year Bond	JPY	3	Long	03/09/07	5,929
TOPIX Index	JPY	42	Long	03/08/07	381,374
S&P 500 Index	USD	7	Short	03/15/07	(28,263)
U.S. Long Bond	USD	80	Long	03/21/07	(141,625)

Total					$422,355

Managers AMG FQ U.S. Equity Fund

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
S&P500 Future	3	Long	03/15/07	$10,290

Managers Fremont Bond Fund

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
3-Month Euribor	328	Short	12/07-06/08	$(132,295)
Euro-Bond Future	127	Short	03/07	(33,217)
Euro-Bond Future	42	Long	03/07	868
3-Month Pound Sterling	420	Short	06/07-09/08	(448,371)
3-Month Euroyen-LIBOR	458	Long	09/07-12/07	110,703
3-Month Eurodollar	9,358	Short	06/07-12/08	(7,729,111)
3-Month Eurodollar	694	Long	06/07-12/08	125,587
10-Year U.S. Treasury Note	73	Short	03/07	(130,602)
30-Year U.S. Treasury Bond	53	Short	03/07	(40,719)
30-Year U.S. Treasury Bond	116	Long	03/07	404,187

				$(7,872,970)

(11) Interest Rate Caps, Swap Contracts and Options

A Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase and write (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund may thus assume the risk that payments owed by the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, a Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract. At January 31, 2007 the Managers Fremont Bond Fund had the following open swap contracts:

Pay	Receive	Maturity	Notional Amount		Unrealized Gain/(Loss)
6M EUR-EURIBOR-Telerate	Fixed Rate 6.000%	06/18/34		€5,200,000	$77,261
6M French CPI - Excl. Tobacco Index	Fixed Rate 2.146%	10/15/10		€1,000,000	20,518
6M French CPI - Excl. Tobacco Index	Fixed Rate 2.103%	10/15/10		€3,900,000	80,320
6M GBP-LIBOR-BBA	Fixed Rate 4.500%	12/20/07		£18,800,000	(366,267)
Fixed Rate 4.000%	6M GBP-LIBOR-BBA	12/15/35		£1,100,000	(28,892)
Fixed Rate 4.000%	6M GBP-LIBOR-BBA	12/15/36		£1,200,000	(396,508)
Fixed Rate 4.000%	6M GBP-LIBOR-BBA	12/15/36		£2,600,000	(855,815)
Fixed Rate 4.000%	6M GBP-LIBOR-BBA	12/15/36		£1,300,000	(432,471)
Softbank Corp. Bond	Fixed Rate 2.300%	09/20/07		¥85,000,000	6,660
Mexican Interbank Equilibrium Interest Rate	Fixed Rate 8.170%	11/16/16	MEX$	4,300,000	(3,125)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$74,900,000	(548,430)
Federative Republic of Brazil	Fixed Rate 1.950%	08/20/16		$3,500,000	106,518
Russian Federation Bond	Fixed Rate 0.495%	08/20/11		$3,500,000	9,314
Brazil Interbank Lending Rate	Fixed Rate 12.780%	01/04/10	R$	5,000,000	12,134
Brazil Interbank Lending Rate	Fixed Rate 12.948%	01/04/10	R$	2,100,000	8,730
6M Australian Bank Bill	Fixed Rate 6.000%	06/20/09	AU$	3,300,000	(7,182)
3M Canadian Bank Acc. Rate	Fixed Rate 4.500%	06/15/27	C$	800,000	(21,548)
3M Canadian Bank Acc. Rate	Fixed Rate 4.500%	06/15/27	C$	1,300,000	(28,793)
6M JPY-LIBOR-BBA	Fixed Rate 2.000%	12/20/16		¥601,000,000	18,940
6M JPY-LIBOR-BBA	Fixed Rate 2.000%	12/20/16		¥450,000,000	14,301
6M JPY-LIBOR-BBA	Fixed Rate 2.000%	12/20/16		¥1,490,000,000	(30,062)
6M JPY-LIBOR-BBA	Fixed Rate 1.500%	06/20/12		¥450,000,000	(4,867)
6M JPY-LIBOR-BBA	Fixed Rate 1.500%	06/20/12		¥520,000,000	24,698
6M JPY-LIBOR-BBA	Fixed Rate 1.000%	09/18/08		¥2,390,000,000	24,422
3M JPY-TIBOR-BBA	Fixed Rate 1.000%	03/19/08		¥7,900,000,000	40,173
6M JPY-LIBOR-BBA	Fixed Rate 1.500%	06/20/12		¥240,000,000	(1,328)
6M JPY-LIBOR-BBA	Fixed Rate 1.000%	12/20/16		¥70,000,000	918
6M JPY-LIBOR-BBA	Fixed Rate 2.500%	12/20/26		¥460,000,000	(54,026)
6M JPY-LIBOR-BBA	Fixed Rate 1.000%	09/18/08		¥430,000,000	3,705
6M JPY-LIBOR-BBA	Fixed Rate 2.000%	12/20/16		¥160,000,000	(2,707)
3M USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$9,700,000	(114,940)
3M USD-LIBOR-BBA	Fixed Rate 5.000%	12/20/08		$32,600,000	(223,294)
3M USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$22,100,000	(58,996)
3M USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$28,200,000	(194,284)
3M USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$7,600,000	(364,913)
Fixed Rate 0.650%	Dow Jones CDX Index	12/20/16		$18,000,000	178,712
Fixed Rate 0.650%	Dow Jones CDX Index	12/20/16		$7,000,000	76,455

Managers Fremont Bond Fund (continued)

Pay	Receive	Maturity	Notional Amount	Unrealized Gain/(Loss)
Brazil Gov’t Credit Rating	Fixed Rate 1.520%	01/20/17	$3,000,000	($5,191)
Mexican Gov’t Credit Rating	Fixed Rate 0.650%	01/20/17	$1,000,000	(4,235)
Panama Gov’t Credit Rating	Fixed Rate 1.250%	01/20/17	$800,000	372
Indonesian Gov’t Credit Rating	Fixed Rate 0.400%	12/20/08	$800,000	10
Petróleos Mexicanos	Fixed Rate 0.620%	08/20/11	$3,500,000	6,409
Ukrainian Gov’t Credit Rating	Fixed Rate 0.700%	12/20/08	$2,000,000	3,228
Ukrainian Gov’t Credit Rating	Fixed Rate 0.710%	12/20/08	$2,000,000	2,871
Anadarko Petroleum Corp.	Fixed Rate 0.150%	03/20/08	$900,000	401

				($3,032,639)

€: Euro	£: British Pound	¥: Japanese Yen	$: U.S. Dollar	R$: Brazilian Real	C$: Canadian Dollar	MEX$: Mexican Peso

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The following written options were outstanding on January 31, 2007 for the Managers Fremont Bond Fund:

Type	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/(Loss)
Euro-Bund Futures (Put)	61	114	02/07	($2,845)
Euro-Bund Futures (Put)	41	115	02/07	(6,315)
Euro-Bund Futures (Put)	156	116	02/07	(178,047)
3-Month Eurodollar (Put)	35	94.75	03/07	8,199
3-Month Eurodollar (Put)	41	95.25	03/07	(25,246)
10-Year U.S. Treasury Notes (Put)	80	106	02/07	(885)
10-Year U.S. Treasury Notes (Put)	119	107	02/07	($23,840)
10-Year U.S. Treasury Notes (Put)	74	105	05/07	4,510
30-Year U.S. Treasury Bonds (Put)	169	110	02/07	(66,378)
Euro-Bund Futures (Call)	41	119	02/07	5,534
Euro-Bund Futures (Call)	115	120	02/07	15,803
3-Month USD-LIBOR-BBA (Call)	11,300,000	5.24%	02/07	66,195
3-Month USD-LIBOR-BBA (Call)	14,000,000	5.22%	04/07	46,652
3-Month USD-LIBOR-BBA (Call)	25,400,000	5.32%	05/07	73,470
3-Month USD-LIBOR-BBA (Call)	21,000,000	5.30%	05/07	52,227
3-Month USD-LIBOR-BBA (Call)	4,000,000	5.33%	06/07	(408)
3-Month USD-LIBOR-BBA (Call)	22,000,000	5.34%	06/07	26,114
3-Month USD-LIBOR-BBA (Call)	21,000,000	5.60%	06/07	(132,657)
3-Month USD-LIBOR-BBA (Call)	13,000,000	4.75%	07/07	117,477
3-Month USD-LIBOR-BBA (Call)	11,800,000	4.95%	07/07	96,137
3-Month USD-LIBOR-BBA (Call)	9,900,000	5.00%	07/07	71,515
3-Month USD-LIBOR-BBA (Call)	30,000,000	5.00%	07/07	149,213
3-Month USD-LIBOR-BBA (Call)	58,000,000	5.37%	07/07	94,480
3-Month USD-LIBOR-BBA (Call)	11,600,000	5.50%	07/07	(65,896)
3-Month USD-LIBOR-BBA (Call)	5,000,000	4.85%	08/07	54,177
3-Month USD-LIBOR-BBA (Call)	12,000,000	4.90%	08/07	70,662
3-Month USD-LIBOR-BBA (Call)	9,000,000	4.90%	08/07	74,715
3-Month USD-LIBOR-BBA (Call)	4,000,000	5.00%	08/07	27,259
3-Month USD-LIBOR-BBA (Call)	17,000,000	5.01%	10/07	58,319
3-Month USD-LIBOR-BBA (Call)	34,000,000	5.10%	02/08	108,515
6-Month EUR-EURIBOR- Telerate (Call)	9,000,000	3.96%	07/07	66,946
6-Month EUR-EURIBOR- Telerate (Call)	3,000,000	4.10%	07/07	24,384

Managers Fremont Bond Fund (continued)

Type	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/(Loss)
6-Month EUR-EURIBOR- Telerate (Call)	13,000,000	4.10%	07/07	$128,565
6-Month EUR-EURIBOR- Telerate (Call)	9,000,000	4.23%	07/07	54,910
6-Month GBP-LIBOR-BBA (Call)	800,000	4.85%	06/07	15,029
6-Month GBP-LIBOR-BBA (Call)	2,000,000	4.85%	06/07	29,366
6-Month GBP-LIBOR-BBA (Call)	1,300,000	4.85%	06/07	19,531
10-Year U.S. Treasury Notes (Call)	80	108	02/07	11,615
10-Year U.S. Treasury Notes (Call)	119	109	02/07	19,722
10-Year U.S. Treasury Notes (Call)	74	108	05/07	(3,194)
30-Year U.S. Treasury Bonds (Call)	345	116	02/07	138,205

			Total:	$1,223,735

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ William J. Nutt
William J. Nutt, President

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: March 29, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: March 29, 2007